UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2849

                       Oppenheimer High Yield Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

            Date of fiscal year end:  June 30
                                      -------

            Date of reporting period: July 1, 2003 - June 30, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JUNE 30, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund performed well during the period. Buoyed by cash flow and revenue growth in an expanding economy, high-yield bonds were one of the highest-returning sectors of the bond market in the twelve months ended June 30, 2004. Late in 2003, we increased the Fund's investment in higher-yielding, shorter-maturity debentures, an area of the market that experienced smaller price declines once yields began to rise in April and May 2004.

     During the latter months of the period, the rapid pace of economic expansion fostered concerns about higher inflation and what was viewed as a likely result: higher interest rates, which generally lead to lower bond prices. Therefore, as bond investors anticipated an increase in rates by the Fed, bond yields rose and prices fell. During this market environment, higher-quality, lower-coupon and longer-maturity bonds lost the most ground as this sector of the bond market is very sensitive to interest rate movements. However, the high-yield sector, which is by and large more responsive to corporate profits and creditworthiness than to interest rates, declined to a lesser degree. This was especially true to the lowest echelon of the high-yield market (e.g. bonds rated CCC). And the focus on credit fundamentals grew even more apparent in June when it became clear that the Fed would continue on a "measured" pace of interest rate hikes.

     The Fund benefited from this investing environment due to its exposure to higher-yielding, shorter maturity bonds and from our long-term emphasis on a few sectors of the market. Maintaining our emphasis on wireless communications and cable companies added to the Fund's performance. Furthermore, our recent investments in economically sensitive industries (e.g., chemicals, metals, and industrials), along with our avoidance of underperforming industries like airlines benefited the Fund. Our investments in two companies that build and operate towers for wireless communications antennas contributed to performance primarily because of their success in de-leveraging their balance sheets.

     Conversely, we were disappointed by results for Calpine Corporation, a California-based electric power company, and a cellular service operator servicing primarily suburban and rural markets. Calpine reported weaker-than-anticipated operating fundamentals and earnings. In contrast, when the cellular service operator cited lower cash flow and roaming revenue, the market's reaction was decisively negative, and we viewed the sudden price drop as a buying opportunity.


                        9 | OPPENHEIMER HIGH YIELD FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until June 30, 2004. In the case of Class A and Class B shares, performance is measured over a ten-year period. In the case of Class C shares, performance is measured from the inception of the Class on November 1, 1995. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the class on October 15, 1997. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

     The Fund's performance is compared to the performance of the Merrill Lynch High Yield Master Index, an unmanaged index of below investment grade securities of U.S. corporate debt issuers and the Lehman Brothers Credit Index, an index of non-convertible U.S. investment grade corporate bonds. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                        10 | OPPENHEIMER HIGH YIELD FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer High Yield Fund (Class A)
   Merrill Lynch High Yield Master Index
   Lehman Brothers Credit Index


[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Value of Investment   Merrill Lynch High   Lehman Brothers
  Date                         In Fund   Yield Master Index      Credit Index
-----------------------------------------------------------------------------
06/30/94                         9,525               10,000            10,000
09/30/94                         9,602               10,136            10,073
12/31/94                         9,430               10,188            10,116
03/31/95                         9,732               10,802            10,715
06/30/95                        10,200               11,488            11,512
09/30/95                        10,502               11,823            11,784
12/31/95                        10,851               12,216            12,367
03/31/96                        11,239               12,394            12,047
06/30/96                        11,449               12,564            12,101
09/30/96                        11,957               13,054            12,344
12/31/96                        12,398               13,568            12,773
03/31/97                        12,389               13,710            12,644
06/30/97                        12,950               14,361            13,165
09/30/97                        13,615               14,923            13,681
12/31/97                        13,877               15,308            14,080
03/31/98                        14,482               15,735            14,295
06/30/98                        14,548               15,998            14,663
09/30/98                        13,472               15,426            15,195
12/31/98                        13,891               15,869            15,287
03/31/99                        14,414               16,041            15,178
06/30/99                        14,445               16,148            14,941
09/30/99                        14,256               15,946            14,983
12/31/99                        14,469               16,118            14,988
03/31/00                        14,279               15,828            15,202
06/30/00                        14,548               15,927            15,389
09/30/00                        14,622               16,143            15,862
12/31/00                        13,907               15,507            16,395
03/31/01                        14,511               16,471            17,096
06/30/01                        14,011               16,262            17,278
09/30/01                        13,044               15,605            17,940
12/31/01                        13,899               16,469            18,100
03/31/02                        13,892               16,792            18,053
06/30/02                        13,244               15,760            18,575
09/30/02                        12,698               15,263            19,408
12/31/02                        13,290               16,281            20,006
03/31/03                        14,096               17,404            20,486
06/30/03                        15,414               19,088            21,468
09/30/03                        15,831               19,570            21,437
12/31/03                        16,792               20,714            21,544
03/31/04                        17,090               21,176            22,249
06/30/04                        17,093               20,990            21,488

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 6/30/04

1-Year                5-Year            10-Year       Inception Date
------                ------            -------       --------------
 5.63%                 2.42%             5.51%            7/28/78

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT www.oppenheimerfunds.com, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE "10-YEAR" RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                        11 | OPPENHEIMER HIGH YIELD FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer High Yield Fund (Class B)
   Merrill Lynch High Yield Master Index
   Lehman Brothers Credit Index


[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Value of Investment   Merrill Lynch High   Lehman Brothers
  Date                         In Fund   Yield Master Index      Credit Index
-----------------------------------------------------------------------------
06/30/94                        10,000               10,000            10,000
09/30/94                        10,061               10,136            10,073
12/31/94                         9,861               10,188            10,116
03/31/95                        10,158               10,802            10,715
06/30/95                        10,621               11,488            11,512
09/30/95                        10,907               11,823            11,784
12/31/95                        11,251               12,216            12,367
03/31/96                        11,634               12,394            12,047
06/30/96                        11,831               12,564            12,101
09/30/96                        12,327               13,054            12,344
12/31/96                        12,760               13,568            12,773
03/31/97                        12,727               13,710            12,644
06/30/97                        13,272               14,361            13,165
09/30/97                        13,923               14,923            13,681
12/31/97                        14,165               15,308            14,080
03/31/98                        14,750               15,735            14,295
06/30/98                        14,799               15,998            14,663
09/30/98                        13,668               15,426            15,195
12/31/98                        14,069               15,869            15,287
03/31/99                        14,565               16,041            15,178
06/30/99                        14,579               16,148            14,941
09/30/99                        14,360               15,946            14,983
12/31/99                        14,537               16,118            14,988
03/31/00                        14,316               15,828            15,202
06/30/00                        14,579               15,927            15,389
09/30/00                        14,654               16,143            15,862
12/31/00                        13,937               15,507            16,395
03/31/01                        14,542               16,471            17,096
06/30/01                        14,041               16,262            17,278
09/30/01                        13,072               15,605            17,940
12/31/01                        13,929               16,469            18,100
03/31/02                        13,922               16,792            18,053
06/30/02                        13,273               15,760            18,575
09/30/02                        12,726               15,263            19,408
12/31/02                        13,319               16,281            20,006
03/31/03                        14,126               17,404            20,486
06/30/03                        15,448               19,088            21,468
09/30/03                        15,866               19,570            21,437
12/31/03                        16,829               20,714            21,544
03/31/04                        17,128               21,176            22,249
06/30/04                        17,131               20,990            21,488

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 6/30/04

1-Year                5-Year              10-Year          Inception Date
------                ------              -------          --------------
 4.86%                 2.35%               5.53%               5/3/93


                        12 | OPPENHEIMER HIGH YIELD FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer High Yield Fund (Class C)
   Merrill Lynch High Yield Master Index
   Lehman Brothers Credit Index


[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Value of Investment   Merrill Lynch High   Lehman Brothers
  Date                         In Fund   Yield Master Index      Credit Index
-----------------------------------------------------------------------------
11/01/95                       10,000               10,000            10,000
12/31/95                       10,218               10,260            10,359
03/31/96                       10,561               10,409            10,092
06/30/96                       10,736               10,552            10,137
09/30/96                       11,182               10,964            10,340
12/31/96                       11,580               11,395            10,700
03/31/97                       11,549               11,514            10,592
06/30/97                       12,048               12,061            11,028
09/30/97                       12,627               12,533            11,460
12/31/97                       12,854               12,856            11,795
03/31/98                       13,390               13,214            11,975
06/30/98                       13,424               13,436            12,283
09/30/98                       12,405               12,955            12,729
12/31/98                       12,766               13,327            12,806
03/31/99                       13,222               13,471            12,715
06/30/99                       13,224               13,562            12,516
09/30/99                       13,026               13,392            12,551
12/31/99                       13,196               13,537            12,555
03/31/00                       12,996               13,293            12,735
06/30/00                       13,217               13,376            12,892
09/30/00                       13,260               13,557            13,287
12/31/00                       12,585               13,023            13,734
03/31/01                       13,108               13,833            14,321
06/30/01                       12,632               13,657            14,473
09/30/01                       11,736               13,106            15,028
12/31/01                       12,483               13,832            15,163
03/31/02                       12,468               14,102            15,123
06/30/02                       11,864               13,236            15,560
09/30/02                       11,353               12,818            16,258
12/31/02                       11,845               13,673            16,759
03/31/03                       12,542               14,617            17,161
06/30/03                       13,692               16,030            17,984
09/30/03                       14,036               16,436            17,958
12/31/03                       14,862               17,396            18,047
03/31/04                       15,082               17,785            18,638
06/30/04                       15,056               17,628            18,000

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 6/30/04

1-Year              5-Year        Since Inception       Inception Date
------              ------        ---------------       --------------
 8.96%               2.63%             4.84%                11/1/95

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE "10-YEAR" RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.



                        13 | OPPENHEIMER HIGH YIELD FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer High Yield Fund (Class N)
   Merrill Lynch High Yield Master Index
   Lehman Brothers Credit Index


[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Value of Investment   Merrill Lynch High   Lehman Brothers
  Date                         In Fund   Yield Master Index      Credit Index
-----------------------------------------------------------------------------
03/01/01                       10,000               10,000            10,000
03/31/01                        9,682                9,868            10,062
06/30/01                        9,357                9,743            10,169
09/30/01                        8,711                9,349            10,559
12/31/01                        9,278                9,867            10,653
03/31/02                        9,278               10,060            10,625
06/30/02                        8,840                9,442            10,932
09/30/02                        8,471                9,144            11,423
12/31/02                        8,864                9,754            11,775
03/31/03                        9,394               10,427            12,057
06/30/03                       10,262               11,436            12,635
09/30/03                       10,527               11,725            12,617
12/31/03                       11,157               12,410            12,680
03/31/04                       11,334               12,687            13,095
06/30/04                       11,336               12,575            12,647

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 6/30/04

1-Year                     Since Inception             Inception Date
------                     ---------------             --------------
 9.47%                          3.84%                      3/1/01


                        14 | OPPENHEIMER HIGH YIELD FUND

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer High Yield Fund (Class Y)
   Merrill Lynch High Yield Master Index
   Lehman Brothers Credit Index


[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Value of Investment   Merrill Lynch High   Lehman Brothers
  Date                        In Fund   Yield Master Index      Credit Index
----------------------------------------------------------------------------
10/15/97                       10,000               10,000            10,000
12/31/97                       10,078               10,258            10,292
03/31/98                       10,518               10,544            10,449
06/30/98                       10,581               10,721            10,718
09/30/98                        9,798               10,337            11,107
12/31/98                       10,111               10,634            11,174
03/31/99                       10,493               10,749            11,095
06/30/99                       10,524               10,821            10,921
09/30/99                       10,387               10,686            10,952
12/31/99                       10,545               10,801            10,956
03/31/00                       10,407               10,606            11,112
06/30/00                       10,614               10,673            11,249
09/30/00                       10,679               10,817            11,594
12/31/00                       10,145               10,392            11,984
03/31/01                       10,592               11,037            12,496
06/30/01                       10,235               10,897            12,629
09/30/01                        9,529               10,457            13,113
12/31/01                       10,151               11,036            13,231
03/31/02                       10,160               11,252            13,196
06/30/02                        9,686               10,561            13,578
09/30/02                        9,287               10,228            14,187
12/31/02                        9,715               10,910            14,624
03/31/03                       10,311               11,663            14,974
06/30/03                       11,284               12,791            15,692
09/30/03                       11,580               13,114            15,670
12/31/03                       12,290               13,880            15,748
03/31/04                       12,498               14,191            16,264
06/30/04                       12,503               14,066            15,707

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES WITH SALES CHARGE OF THE FUND AT 6/30/04

1-Year            5-Year           Since Inception            Inception Date
------            ------           ---------------            --------------
10.80%             3.51%                3.39%                    10/15/97

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE "10-YEAR" RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.



                        15 | OPPENHEIMER HIGH YIELD FUND

NOTES
--------------------------------------------------------------------------------

TOTAL RETURNS AND THE ENDING ACCOUNT VALUES IN THE GRAPHS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS IN A HYPOTHETICAL INVESTMENT FOR THE PERIODS SHOWN. THE FUND'S TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF INCOME TAXES ON AN INDIVIDUAL'S INVESTMENT. TAXES MAY REDUCE YOUR ACTUAL INVESTMENT RETURNS ON INCOME OR GAINS PAID BY THE FUND OR ANY GAINS YOU MAY REALIZE IF YOU SELL YOUR SHARES.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 7/28/78. Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 5/3/93. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/95. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 10/15/97. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                        16 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS June 30,2004
--------------------------------------------------------------------------------

                                                                   PRINCIPAL             VALUE
                                                                      AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.0%
----------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized
Bond Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 1 (Cost
$2,052,673)                                                    $   2,550,778   $       357,109
----------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.2%
----------------------------------------------------------------------------------------------
United Mexican States Bonds, Series M4C, 14.50%, 5/12/05 2
[MXN] (Cost $4,093,341)                                           39,735,700         3,628,222
----------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.0%
----------------------------------------------------------------------------------------------
Telergy, Inc., Sr. Sec. Credit Facilities Term Loan
Participation Nts.,
Tranche A, 1/1/02 1,3,4 (Cost $3,864,760)                          3,945,448                --
----------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--85.9%
----------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--23.9%
----------------------------------------------------------------------------------------------
AUTO COMPONENTS--2.0%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts.,
Series B, 2/15/10                                                  1,500,000         1,530,000
----------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 10.75% Sr. Nts.,
12/31/11                                                           1,697,000         1,713,970
----------------------------------------------------------------------------------------------
Dana Corp.:
9% Unsec. Nts., 8/15/11                                            1,770,000         2,079,750
10.125% Nts., 3/15/10                                              1,800,000         2,047,500
----------------------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                                 3,500,000         3,587,500
9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                             400,000           467,194
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                            600,000           591,000
----------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13                         3,350,000         3,618,000
----------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Sub.
Nts., 11/1/13 5                                                      900,000           967,500
----------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09               2,800,000         3,192,580
----------------------------------------------------------------------------------------------
Metaldyne Corp.:
10% Sr. Nts., 11/1/13 5                                            1,500,000         1,477,500
11% Sr. Sub. Nts., 6/15/12                                         2,150,000         1,838,250
----------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                          4,250,000         5,025,625
----------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25% Sr. Sec. Nts.,
Series B, 7/15/13                                                  2,300,000         2,610,500
----------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts.,
6/15/13                                                            1,300,000         1,332,500
                                                                               ---------------
                                                                                    32,079,369

----------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--7.2%
American Casino & Entertainment, 7.85% Sr. Sec.
Nts., 2/1/12 5                                                     1,750,000         1,785,000
----------------------------------------------------------------------------------------------
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08 1                 3,080,000         2,787,400
----------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                      1,300,000         1,446,250
----------------------------------------------------------------------------------------------
Boca Resorts, Inc., 9.875% Sr. Sub. Nts., 4/15/09                  4,800,000         5,076,000
----------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                    3,000,000         3,210,000
----------------------------------------------------------------------------------------------
Capital Gaming International, Inc., 11.50%
Promissory Nts., 8/1/1995 1,3,4                                       22,500                --
----------------------------------------------------------------------------------------------
Coast Hotels & Casinos, Inc., 9.50% Sr. Unsec. Sub.
Nts., 4/1/09 1                                                     2,500,000         2,637,500


                        17 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                   PRINCIPAL             VALUE
                                                                      AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11             $   2,650,000   $     2,822,250
----------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13 5                 1,000,000         1,018,750
----------------------------------------------------------------------------------------------
Hilton Hotels Corp.:
7.625% Nts., 5/15/08                                               1,650,000         1,786,125
7.625% Nts., 12/1/12                                                 900,000           972,000
----------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts.,Series B,
2/15/07                                                            2,300,000         2,369,000
----------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                   2,666,000         2,619,345
----------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Sub. Nts., 3/1/14 5                                         4,750,000         4,429,375
9% Sr. Sub. Nts., 3/15/12                                          2,200,000         2,381,500
----------------------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., 8.875% Sr. Nts., Series B,
5/15/12                                                            3,150,000         3,433,500
----------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375% Sr. Sub. Nts., 2/15/10               3,500,000         3,832,500
----------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                2,500,000         2,625,000
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                 2,000,000         2,195,000
----------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.375% Sr. Sub. Nts., 7/15/09                                      2,200,000         2,216,500
8% Sr. Sub. Nts., 4/1/12                                           1,300,000         1,391,000
8.375% Sr. Sub. Nts., 7/1/11                                       1,000,000         1,085,000
----------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                                      3,700,000         3,922,000
9.375% Sr. Unsec. Sub. Nts., 2/15/07                                 950,000         1,034,313
----------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
8.875% Sr. Sub. Nts., 3/15/10                                        900,000           982,125
11.125% Sr. Unsec. Sub. Nts., 3/1/08                               6,000,000         6,630,000
----------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Sub. Nts., 3/15/12 5       4,500,000         4,331,250
----------------------------------------------------------------------------------------------
Prime Hospitality Corp., 8.375% Sr. Sub. Nts., 5/1/12              1,700,000         1,763,750
----------------------------------------------------------------------------------------------
River Rock Entertainment LLC, 9.75% Sr. Nts., 11/1/11 5            2,100,000         2,299,500
----------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub. Nts., 2/2/11        2,600,000         2,892,500
----------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Nts., 2/1/10                                            1,600,000         1,592,000
9.625% Sr. Nts., 6/1/14 5                                            147,000           147,000
9.75% Sr. Nts., 4/15/13                                            5,100,000         5,151,000
----------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts.,
5/1/12                                                             5,550,000         5,966,250
----------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                 5,300,000         5,127,750
9.875% Sr. Unsec. Sub. Nts., 7/1/10 1                              2,025,000         2,240,156
----------------------------------------------------------------------------------------------
Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub. Nts.,
8/15/11                                                            3,200,000         3,432,000
----------------------------------------------------------------------------------------------
Trump Casino Holdings LLC/Trump Casino Funding, Inc.,
11.625% Sr. Sec. Nts., 3/15/10                                     5,347,000         5,507,410
----------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts.,
4/1/10                                                             2,700,000         3,138,750
----------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                   2,700,000         2,571,750
----------------------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas Sands, Inc., 11% Sec.
Nts., 6/15/10                                                      3,300,000         3,828,000
                                                                               ---------------
                                                                                   114,676,499


                        18 | OPPENHEIMER HIGH YIELD FUND

                                                                   PRINCIPAL             VALUE
                                                                      AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.5%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12               $   3,300,000   $     3,498,000
----------------------------------------------------------------------------------------------
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                            2,800,000         3,013,500
----------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                      800,000           931,000
----------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12       1,500,000         1,582,500
----------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                     2,750,000         2,970,000
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                2,000,000         2,215,000
----------------------------------------------------------------------------------------------
Meritage Corp., 9.75% Sr. Unsec. Nts., 6/1/11                      3,400,000         3,757,000
----------------------------------------------------------------------------------------------
Norcraft Cos. LP, 9% Sr. Sub. Nts., 11/1/11 5                      1,500,000         1,590,000
----------------------------------------------------------------------------------------------
Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05                1,000,000           870,000
----------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14 5                 2,100,000         2,121,000
----------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12               1,200,000         1,296,000
----------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                           1,750,000         1,907,500
----------------------------------------------------------------------------------------------
WCI Communities, Inc.:
9.125% Sr. Sub. Nts., 5/1/12                                       1,100,000         1,193,500
10.625% Sr. Unsec. Sub. Nts., 2/15/11                              4,600,000         5,117,500
----------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13 1                2,500,000         2,775,000
----------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07            4,100,000         4,089,750
                                                                               ---------------
                                                                                    38,927,250

----------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
K2 Corp., 7.375% Sr. Nts., 7/1/14 5,6                              1,500,000         1,533,750
----------------------------------------------------------------------------------------------
Remington Arms Co., Inc., 10.50% Sr. Unsec. Nts., 2/1/11           2,300,000         2,242,500
                                                                               ---------------
                                                                                     3,776,250

----------------------------------------------------------------------------------------------
MEDIA--10.0%
Adelphia Communications Corp.:
8.125% Sr. Nts., Series B, 7/15/03 3,4                             2,000,000         1,950,000
8.375% Sr. Nts., Series B, 2/1/08 3,4                              2,700,000         2,652,750
9.875% Sr. Nts., Series B, 3/1/07 3,4                              2,200,000         2,189,000
10.25% Sr. Unsec. Nts., 11/1/06 3,4                                1,600,000         1,592,000
10.875% Sr. Unsec. Nts., 10/1/10 3,4                               1,500,000         1,522,500
----------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts.,
12/15/12                                                           2,300,000         2,277,000
----------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Sub. Nts., 3/1/14 5                                         1,500,000         1,440,000
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                 7,199,000         7,522,955
----------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                               3,450,000         3,355,125
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                        450,000           469,125
----------------------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09           1,100,000         1,160,500
----------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8% Sr. Nts., 4/15/12 5                  4,500,000         4,455,000
----------------------------------------------------------------------------------------------
Callahan Nordrhein-Westfalen GmbH, 14.125% Sr. Nts.,
7/15/11 1,3,4 [EUR]                                                1,000,000            76,041


                        19 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                   PRINCIPAL             VALUE
                                                                      AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------
MEDIA Continued
CanWest Media, Inc., 7.625% Sr. Unsec. Sub. Nts., Series B,
4/15/13                                                        $     900,000   $       929,250
----------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., 7.50% Sr. Sub. Nts., 2/15/14 5              2,100,000         2,016,000
----------------------------------------------------------------------------------------------
CBD Media LLC/CBD Finance, Inc., 8.625% Sr. Sub. Nts.,
6/1/11                                                               700,000           740,250
----------------------------------------------------------------------------------------------
Charter Communications Holdings II, 10.25% Sr. Unsec.
Nts., 9/15/10 5                                                    4,550,000         4,606,875
----------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter
Communications Holdings Capital Corp.:
0%/11.75% Sr. Unsec. Sub. Disc. Nts., 5/15/11 7                   10,000,000         6,525,000
8.375% Sr. Nts., Second Lien, 4/30/14 5                            4,100,000         3,987,250
8.625% Sr. Unsec. Nts., 4/1/09                                     8,900,000         7,142,250
9.92% Sr. Unsec. Disc. Nts., 4/1/11                                9,900,000         7,870,500
10% Sr. Nts., 4/1/09                                               1,000,000           840,000
10% Sr. Unsec. Sub. Nts., 5/15/11                                  1,147,000           914,733
10.75% Sr. Unsec. Nts., 10/1/09                                    1,700,000         1,436,500
11.125% Sr. Unsec. Nts., 1/15/11                                   1,200,000         1,014,000
----------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                1,800,000         1,973,250
----------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Disc. Nts., 3/15/14 5,7               5,700,000         3,747,750
----------------------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12             1,500,000         1,610,625
----------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B,
4/1/11                                                             2,650,000         2,669,875
----------------------------------------------------------------------------------------------
Diva Systems Corp., 12.625% Sr. Unsec. Disc. Nts., Series B,
3/1/08 1,3,4                                                       2,500,000            18,750
----------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Sub. Nts., 5/15/12 5               2,700,000         2,659,500
----------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc.,
7.625% Sr. Unsec. Sub. Nts., 3/1/14                                1,500,000         1,558,125
----------------------------------------------------------------------------------------------
Entravision Communications Corp., 8.125% Sr. Sub.                  1,400,000         1,450,750
Nts., 3/15/09
----------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10           6,147,000         5,747,445
----------------------------------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11               1,750,000         1,927,188
----------------------------------------------------------------------------------------------
Hollinger International Publishing, Inc., 9% Sr.
Unsec. Nts., 12/15/10                                              3,600,000         4,176,000
----------------------------------------------------------------------------------------------
Houghton Mifflin Co.:
8.25% Sr. Unsec. Nts., 2/1/11                                      2,500,000         2,512,500
9.875% Sr. Sub. Nts., 2/1/13                                         147,000           147,735
----------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts.,
10/1/09                                                              350,000           371,000
----------------------------------------------------------------------------------------------
Kabel Deutschland GmbH, 10.625% Sr. Nts., 7/1/14 5,6               2,700,000         2,787,750
----------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25% Sr. Unsec. Sub. Nts., 1/1/13              1,000,000         1,022,500
----------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                 1,800,000         1,746,000
----------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13        1,350,000         1,481,625
----------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts.,
1/15/13                                                            5,547,000         5,380,590
----------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                       4,700,000         4,300,500
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                 700,000           665,000
----------------------------------------------------------------------------------------------
News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23               400,000           500,977
----------------------------------------------------------------------------------------------
PanAmSat Corp., 8.50% Sr. Unsec. Nts., 2/1/12                      5,100,000         5,814,000


                        20 | OPPENHEIMER HIGH YIELD FUND

                                                                   PRINCIPAL             VALUE
                                                                      AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------
MEDIA Continued
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13 5                                         $   4,500,000   $     4,252,500
8.875% Sr. Unsec. Nts., 5/15/11                                      147,000           146,265
----------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I:
8.875% Sr. Nts., 12/15/10 5                                        2,600,000         2,866,500
10.875% Sr. Sub. Nts., 12/15/12 5                                  3,900,000         4,543,500
----------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B,
7/1/11                                                             1,950,000         2,137,688
----------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                   6,050,000         6,216,375
8.75% Sr. Sub. Nts., 12/15/11                                      1,250,000         1,343,750
----------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub.
Nts., 11/1/09                                                      5,000,000         5,300,000
----------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                        2,050,000         2,214,000
10.875% Sr. Unsec. Nts., Series B, 6/15/09                         2,400,000         2,592,000
----------------------------------------------------------------------------------------------
Von Hoffmann Corp., 10.25% Sr. Unsec. Nts., 3/15/09                1,100,000         1,137,125
----------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./CompassLearning, Inc.,
12.75% Sr. Sub. Nts., 11/15/09                                     4,000,000         3,665,000
                                                                               ---------------
                                                                                   159,368,742

----------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.3%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12           1,400,000         1,435,000
----------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Sub. Nts.,
1/15/14 5                                                          1,950,000         1,852,500
----------------------------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                       3,000,000         3,405,000
----------------------------------------------------------------------------------------------
Building Materials Corp., 8% Sr. Nts., 12/1/08                     1,350,000         1,360,125
----------------------------------------------------------------------------------------------
CSK Auto, Inc., 7% Sr. Sub. Nts., 1/15/14 5                        2,800,000         2,681,000
----------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub.
Nts., 5/1/08                                                       1,000,000         1,015,000
----------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 6/1/12 5               2,400,000         2,502,000
----------------------------------------------------------------------------------------------
Hollywood Entertainment Corp., 9.625% Sr. Sub. Nts., 3/15/11       1,350,000         1,559,250
----------------------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 1,3,4                 700,000                --
----------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11         3,500,000         3,937,500
----------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B,
5/1/10                                                             1,100,000         1,133,000
                                                                               ---------------
                                                                                    20,880,375

----------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.7%
Broder Bros. Co., 11.25% Sr. Unsec. Nts., 10/15/10                 1,300,000         1,238,250
----------------------------------------------------------------------------------------------
Consoltex Group, Inc., 11% Sr. Sub. Nts., 1/31/09 1,8              4,705,338               471
----------------------------------------------------------------------------------------------
Invista, Inc., 9.25% Sr. Nts., 5/1/12 5                            3,300,000         3,333,000
----------------------------------------------------------------------------------------------
Levi Strauss & Co.:
7% Unsec. Nts., 11/1/06                                              850,000           797,938
11.625% Sr. Unsec. Nts., 1/15/08                                   1,200,000         1,182,000
12.25% Sr. Nts., 12/15/12                                          1,400,000         1,386,000


                        21 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                   PRINCIPAL             VALUE
                                                                      AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS Continued
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 5             $   1,250,000   $     1,325,000
----------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                              1,500,000         1,601,250
                                                                               ---------------
                                                                                    10,863,909

----------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.8%
----------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12          2,000,000         2,140,000
----------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.4%
Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr.
Nts., 12/15/11                                                       947,000           809,685
----------------------------------------------------------------------------------------------
Ingles Markets, Inc., 8.875% Sr. Unsec. Sub. Nts., 12/1/11         1,147,000         1,184,278
----------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                       2,650,000         2,802,375
9.50% Sr. Sec. Nts., 2/15/11                                       1,600,000         1,772,000
                                                                               ---------------
                                                                                     6,568,338

----------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.3%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10        3,500,000         4,200,000
----------------------------------------------------------------------------------------------
Burns Philp Capital Property Ltd., 9.75% Sr. Unsec. Sub.
Nts., 7/15/12                                                      1,450,000         1,508,000
----------------------------------------------------------------------------------------------
Del Monte Corp.:
8.625% Sr. Sub. Nts., 12/15/12                                     3,300,000         3,572,250
9.25% Sr. Unsec. Sub. Nts., 5/15/11                                1,450,000         1,591,375
----------------------------------------------------------------------------------------------
Doane Pet Care Co.:
9.75% Sr. Unsec. Sub. Nts., 5/15/07                                1,900,000         1,762,250
10.75% Sr. Nts., 3/1/10                                            4,100,000         4,346,000
----------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                            2,500,000         2,631,250
8.875% Sr. Unsec. Nts., 3/15/11                                    1,300,000         1,381,250
----------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts.,
10/1/11 1                                                          1,700,000         1,861,500
----------------------------------------------------------------------------------------------
Pinnacle Foods Holding Corp.:
8.25% Sr. Sub. Nts., 12/1/13 5                                     2,200,000         2,134,000
8.25% Sr. Sub. Nts., 12/1/13 5                                       900,000           873,000
----------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                               2,240,000         2,363,200
8% Sr. Nts., Series B, 10/15/09                                      400,000           433,000
----------------------------------------------------------------------------------------------
Swift & Co., 10.125% Sr. Nts., 10/1/09                             2,500,000         2,681,250
----------------------------------------------------------------------------------------------
Tembec Industries, Inc.:
7.75% Sr. Nts., 3/15/12                                            2,800,000         2,716,000
8.50% Sr. Unsec. Nts., 2/1/11                                        147,000           149,205
----------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.625% Sr. Sub. Nts., 4/15/11
[EUR]                                                              2,000,000         2,652,297
                                                                               ---------------
                                                                                    36,855,827


                        22 | OPPENHEIMER HIGH YIELD FUND

                                                                   PRINCIPAL             VALUE
                                                                      AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.9%
AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                      $   4,200,000   $     4,336,500
----------------------------------------------------------------------------------------------
Armkel LLC/Armkel Finance, Inc., 9.50% Sr. Sub. Nts.,
8/15/09                                                            1,900,000         2,085,250
----------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11 5                                         2,500,000         2,615,625
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                3,500,000         3,421,250
----------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 12% Sr. Sec. Nts., 12/1/05         1,600,000         1,800,000
----------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts.,
7/1/08 1,3,4                                                       1,200,000                --
                                                                               ---------------
                                                                                    14,258,625

----------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Elizabeth Arden, Inc., 7.75% Sr. Sub. Nts., 1/15/14 5              1,250,000         1,278,125
----------------------------------------------------------------------------------------------
ENERGY--9.2%
----------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.8%
BRL Universal Equipment Corp., 8.875% Sr. Sec. Nts., 2/15/08       3,000,000         3,228,750
----------------------------------------------------------------------------------------------
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                       1,200,000         1,290,000
----------------------------------------------------------------------------------------------
Grant Prideco Escrow Corp., 9% Sr. Unsec. Nts., 12/15/09           1,500,000         1,638,750
----------------------------------------------------------------------------------------------
Hanover Compress Co., 8.625% Sr. Nts., 12/15/10                    2,500,000         2,600,000
----------------------------------------------------------------------------------------------
Hanover Equipment Trust 2001A, 8.50% Sr. Sec. Nts., Series
A, 9/1/08                                                          1,500,000         1,593,750
----------------------------------------------------------------------------------------------
Hornbeck-Leevac Marine Services, Inc., 10.625% Sr. Nts.,
8/1/08                                                             7,000,000         7,673,750
----------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                  7,250,000         7,213,750
----------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09               1,500,000         1,582,500
----------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts.,
5/15/10                                                            2,500,000         2,593,750
                                                                               ---------------
                                                                                    29,415,000

----------------------------------------------------------------------------------------------
OIL & GAS--7.4%
ANR Pipeline Co., 8.875% Sr. Nts., 3/15/10                         1,400,000         1,536,500
----------------------------------------------------------------------------------------------
Belden & Blake Corp., 9.875% Sr. Sub. Nts., 6/15/07                5,850,000         6,010,875
----------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.875% Sr. Unsec. Nts., 1/15/16                                      784,000           768,320
8.375% Sr. Unsec. Nts., 11/1/08                                    1,100,000         1,193,500
9% Sr. Nts., 8/15/12                                               3,500,000         3,955,000
----------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                     2,547,000         2,298,668
----------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                         1,600,000         1,436,000
----------------------------------------------------------------------------------------------
El Paso Energy Partners LP, 8.50% Sr. Unsec. Sub. Nts.,
Series B, 6/1/11                                                   2,851,000         3,100,463
----------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts.,
6/1/13                                                             7,850,000         7,241,625
----------------------------------------------------------------------------------------------
EXCO Resources, Inc., 7.25% Sr. Nts., 1/15/11                      1,850,000         1,887,000
----------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                           2,000,000         2,050,000
----------------------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                      6,000,000         6,585,000
----------------------------------------------------------------------------------------------
GulfTerra Energy Partners LP:
8.50% Sr. Unsec. Sub. Nts., Series B, 6/1/10                       1,079,000         1,178,808
10.625% Sr. Sub. Nts., 12/1/12                                     1,239,000         1,480,605


                        23 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                   PRINCIPAL             VALUE
                                                                      AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------
OIL & GAS Continued
Newfield Exploration Co., 8.375% Sr. Sub. Nts., 8/15/12        $   2,850,000   $     3,106,500
----------------------------------------------------------------------------------------------
Paramount Resources Ltd., 7.875% Sr. Nts., 11/1/10                 2,300,000         2,208,000
----------------------------------------------------------------------------------------------
Pioneer Natural Resources Co., 7.50% Sr. Nts., 4/15/12             1,000,000         1,134,122
----------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125% Sr. Nts.,
6/15/14 5                                                          1,700,000         1,738,250
----------------------------------------------------------------------------------------------
Premcor Refining Group, Inc.:
6.75% Sr. Nts., 5/1/14                                             3,000,000         2,985,000
9.50% Sr. Nts., 2/1/13                                             2,000,000         2,315,000
----------------------------------------------------------------------------------------------
Range Resources Corp., 7.375% Sr. Sub. Nts., 7/15/13 5             1,500,000         1,500,000
----------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                2,800,000         2,520,000
8% Sr. Unsub. Nts., 3/1/32                                         4,800,000         4,536,000
8.875% Sr. Nts., 3/15/10                                           1,800,000         1,975,500
----------------------------------------------------------------------------------------------
Stone Energy Corp., 8.25% Sr. Unsec. Sub. Nts., 12/15/11           3,500,000         3,666,250
----------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                    3,175,000         3,528,219
----------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                   11,550,000        11,319,000
----------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                                          2,300,000         2,472,500
9.625% Sr. Sub. Nts., 4/1/12                                       1,597,000         1,800,618
----------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp.:
6.125% Nts., 1/15/05                                               1,000,000         1,020,000
8.875% Sr. Unsub. Nts., Series B, 7/15/12                          1,200,000         1,362,000
----------------------------------------------------------------------------------------------
Westport Resources Corp., 8.25% Sr. Unsec. Sub. Nts.,
11/1/11                                                            5,500,000         6,249,375
----------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub. Nts., 5/1/12               3,300,000         3,283,500
----------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                7,400,000         7,548,000
8.625% Sr. Nts., 6/1/10                                            8,450,000         9,337,250
----------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08 1           800,000           841,000
                                                                               ---------------
                                                                                   117,168,448

----------------------------------------------------------------------------------------------
FINANCIALS--2.2%
----------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.0%
American Color Graphics, Inc., 10% Sr. Sec. Nts., 6/15/10          1,350,000         1,211,625
----------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg SCA, 9.625% Sr. Sub. Nts.,
6/15/14 5                                                          5,875,000         6,117,344
----------------------------------------------------------------------------------------------
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                6,100,000         6,801,500
----------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts.,
Series B, 9/30/08                                                  3,700,000         2,423,500
                                                                               ---------------
                                                                                    16,553,969

----------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.2%
ABN Amro Bank NV (NY Branch), 4% Sec. Nts., 11/5/17 1,2            2,069,459         1,614,178
----------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07                                78,000            84,045
----------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12          1,700,000         1,878,500
                                                                               ---------------
                                                                                     3,576,723


                        24 | OPPENHEIMER HIGH YIELD FUND

                                                                   PRINCIPAL            VALUE
                                                                      AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.1%
Global Cash Access LLC/Global Cash Finance Corp.,
8.75% Sr. Sub. Nts., 3/15/12 5                                 $   1,200,000   $     1,254,000
----------------------------------------------------------------------------------------------
Noteco Ltd.:
7.02% Nts., Series B, 6/30/25 2 [GBP]                                197,000           298,312
7.538% Nts., Series A1, 6/30/15 2 [GBP]                              233,000           416,207
                                                                               ---------------
                                                                                     1,968,519

----------------------------------------------------------------------------------------------
INSURANCE--0.1%
Texas Gas Transmission Corp., 7.25% Debs., 7/15/27                 1,000,000         1,084,493
----------------------------------------------------------------------------------------------
REAL ESTATE--0.8%
Felcor Lodging LP:
9% Sr. Nts., 6/1/11                                                2,552,000         2,647,700
10% Sr. Unsec. Nts., 9/15/08                                         369,000           391,140
----------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08            2,932,000         3,019,960
----------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
9.125% Sr. Unsec. Nts., 1/15/11                                    2,797,000         2,838,955
10.50% Sr. Unsec. Nts., 6/15/09                                    2,700,000         2,889,000
                                                                               ---------------
                                                                                    11,786,755

----------------------------------------------------------------------------------------------
HEALTH CARE--5.6%
----------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.2%
Polypore, Inc., 8.75% Sr. Sub. Nts., 5/15/12 5                     3,500,000         3,666,250
----------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
Dade Behring Holdings, Inc., 11.91% Sr. Unsec. Sub. Nts.,
10/3/10                                                              820,429           943,493
----------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125% Sr. Sub.
Nts., 5/1/12                                                       1,736,000         1,866,200
----------------------------------------------------------------------------------------------
HMP Equity Holdings Corp., Units (each unit consists of
$1,000 principal amount of 15.43% sr. sec. disc. nts.,
5/15/08 and one warrant to purchase 2.8094 shares of
Huntsman Corp. common stock) 9,10                                  2,800,000         2,170,000
----------------------------------------------------------------------------------------------
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts.,
2/15/12 5                                                          1,100,000         1,130,250
----------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts.,
6/15/12 1                                                          2,200,000         2,365,000
----------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts.,
11/1/11 1                                                          2,150,000         2,193,000
----------------------------------------------------------------------------------------------
Vanguard Health Systems, Inc., 9.75% Sr. Unsec. Sub. Nts.,
8/1/11                                                               500,000           543,750
                                                                               ---------------
                                                                                    11,211,693

----------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.4%
Alderwoods Group, Inc., 12.25% Sr. Nts., 1/2/09                    3,200,000         3,552,000
----------------------------------------------------------------------------------------------
Alliance Imaging, Inc., 10.375% Sr. Unsec. Sub. Nts.,
4/15/11                                                              947,000           996,718
----------------------------------------------------------------------------------------------
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13               2,000,000         2,030,000
----------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875% Sr. Sub. Nts., 6/15/14 5         2,300,000         2,274,125
----------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14 5                                     1,300,000         1,228,500
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                 1,900,000         2,118,500
----------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08       2,800,000         2,961,000


                        25 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                   PRINCIPAL             VALUE
                                                                      AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13 5         $   1,300,000   $     1,332,500
----------------------------------------------------------------------------------------------
HCA, Inc.:
7.875% Sr. Nts., 2/1/11                                            1,000,000         1,098,192
8.75% Sr. Nts., 9/1/10                                             2,000,000         2,286,490
----------------------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                                2,000,000         1,895,000
10.75% Sr. Unsec. Sub. Nts., 10/1/08                                 147,000           152,145
----------------------------------------------------------------------------------------------
InSight Health Services Corp., 9.875% Sr. Sub. Nts., 11/1/11       2,000,000         2,150,000
----------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9.375% Sr. Unsec. Nts.,
Series A, 11/15/08                                                 4,435,654         4,779,417
----------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B,
8/15/12                                                            3,200,000         3,648,000
----------------------------------------------------------------------------------------------
National Nephrology Assn., 9% Sr. Sub. Nts., 11/1/11 5               650,000           747,500
----------------------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12              4,100,000         4,540,750
----------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub.
Nts., 6/1/09                                                       2,207,000         2,527,015
----------------------------------------------------------------------------------------------
Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13          1,900,000         1,890,500
----------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12        2,400,000         2,574,000
----------------------------------------------------------------------------------------------
Stewart Enterprises, Inc., 10.75% Sr. Unsec. Sub. Nts.,
7/1/08                                                             5,400,000         6,027,750
----------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                           3,350,000         2,948,000
7.375% Nts., 2/1/13                                                  147,000           133,770
9.875% Sr. Nts., 7/1/14 5                                          2,125,000         2,172,813
----------------------------------------------------------------------------------------------
Triad Hospitals, Inc.:
7% Sr. Nts., 5/15/12                                               3,200,000         3,240,000
7% Sr. Sub. Nts., 11/15/13                                         5,110,000         4,880,050
----------------------------------------------------------------------------------------------
US Oncology, Inc., 9.625% Sr. Sub. Nts., 2/1/12                    1,000,000         1,185,000
----------------------------------------------------------------------------------------------
Vicar Operating, Inc., 9.875% Sr. Sub. Nts., 12/1/09               4,000,000         4,420,000
                                                                               ---------------
                                                                                    69,789,735

----------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.3%
aaiPharma, Inc., 11% Sr. Sub. Nts., 4/1/10                         1,400,000         1,176,000
----------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts.,
12/15/11 5                                                         2,900,000         2,842,000
                                                                               ---------------
                                                                                     4,018,000

----------------------------------------------------------------------------------------------
INDUSTRIALS--10.2%
----------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.3%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts.,
5/15/11                                                            2,400,000         2,604,000
----------------------------------------------------------------------------------------------
Argo-Tech Corp., 9.25% Sr. Nts., 6/1/11 5                          1,800,000         1,863,000
----------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8% Sr. Unsec. Sub. Nts., Series B, 3/1/08                          2,900,000         2,711,500
8.50% Sr. Unsec. Nts., 10/1/10                                     1,100,000         1,163,250
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                  147,000           137,445
9.50% Sr. Unsec. Sub. Nts., 11/1/08                                1,000,000           970,000
----------------------------------------------------------------------------------------------
K&F Industries, Inc., 9.625% Sr. Unsec. Sub. Nts., 12/15/10          700,000           770,875


                        26 | OPPENHEIMER HIGH YIELD FUND

                                                                   PRINCIPAL             VALUE
                                                                      AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
L-3 Communications Holdings, Inc., 7.625% Sr. Sub. Nts.,
6/15/12                                                        $   1,200,000   $     1,272,000
----------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12              1,900,000         2,099,500
----------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                    2,800,000         2,856,000
----------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                           1,517,000         1,718,003
11% Sr. Sub. Nts., 2/15/13                                         1,299,000         1,539,315
----------------------------------------------------------------------------------------------
Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11 5           1,050,000         1,002,750
                                                                               ---------------
                                                                                    20,707,638

----------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.2%
Atlas Air, Inc., 9.375% Sr. Unsec. Nts., 11/15/06 3,4              3,650,000         1,733,750
----------------------------------------------------------------------------------------------
Park-Ohio Industries, Inc., 9.25% Sr. Sub. Nts., 12/1/07 1         2,000,000         2,045,000
                                                                               ---------------
                                                                                     3,778,750

----------------------------------------------------------------------------------------------
AIRLINES--0.4%
ATA Holdings Corp.:
0%/12.125% Sr. Unsec. Nts., 6/15/10 5,7                            2,000,000         1,290,000
13% Sr. Unsec. Nts., 2/1/09                                        6,720,000         4,737,600
                                                                               ---------------
                                                                                     6,027,600

----------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.4%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12           1,500,000         1,672,500
----------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                 1,944,000         2,089,800
----------------------------------------------------------------------------------------------
Nortek, Inc., 9.875% Sr. Unsec. Sub. Nts., 6/15/11 1               1,000,000         1,145,000
----------------------------------------------------------------------------------------------
North America Energy Partners, Inc., 8.75% Sr. Unsec. Nts.,
12/1/11 5                                                          1,300,000         1,293,500
                                                                               ---------------
                                                                                     6,200,800

----------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.5%
Allied Waste North America, Inc.:
7.375% Sr. Unsec. Nts., 4/15/14 5                                  6,400,000         6,256,000
7.875% Sr. Nts., 4/15/13                                           2,200,000         2,310,000
8.50% Sr. Sub. Nts., 12/1/08                                       2,200,000         2,417,250
8.875% Sr. Nts., Series B, 4/1/08                                  1,700,000         1,870,000
9.25% Sr. Sec. Debs., Series B, 9/1/12                             2,000,000         2,250,000
----------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B,
11/15/05 1,3,4                                                     2,500,000                --
----------------------------------------------------------------------------------------------
Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06 1,3,4           6,500,000         1,153,750
----------------------------------------------------------------------------------------------
Buhrmann US, Inc., 12.25% Sr. Unsec. Sub. Nts., 11/1/09            2,500,000         2,751,490
----------------------------------------------------------------------------------------------
Coinmach Corp., 9% Sr. Nts., 2/1/10                                2,250,000         2,266,875
----------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07 1        2,400,000         2,256,000
----------------------------------------------------------------------------------------------
Corrections Corp. of America:
7.50% Sr. Nts., 5/1/11                                             1,350,000         1,370,250
9.875% Sr. Nts., 5/1/09                                            1,500,000         1,672,500


                        27 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                   PRINCIPAL             VALUE
                                                                      AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub.
Nts., 8/1/07 1                                                 $   3,500,000   $     3,543,750
----------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub.
Nts., 2/15/09                                                      2,303,000         2,349,060
----------------------------------------------------------------------------------------------
Mail-Well I Corp.:
7.875% Sr. Sub. Nts., 12/1/13 5                                    3,500,000         3,202,500
9.625% Sr. Nts., 3/15/12                                           4,150,000         4,482,000
----------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05                                    1,500,000         1,432,500
----------------------------------------------------------------------------------------------
Stericycle, Inc., 12.375% Sr. Unsec. Sub. Nts., Series B,
11/15/09                                                           2,584,000         2,829,480
----------------------------------------------------------------------------------------------
Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09            1,700,000         1,785,000
----------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                    7,600,000         6,802,000
----------------------------------------------------------------------------------------------
Videotron Ltee, 6.875% Sr. Unsec. Nts., 1/15/14                    1,100,000         1,075,250
----------------------------------------------------------------------------------------------
Waste Services, Inc., 9.50% Sr. Sub. Nts., 4/15/14 5               1,350,000         1,390,500
                                                                               ---------------
                                                                                    55,466,155

----------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
Integrated Electrical Services, Inc.:
9.375% Sr. Sub. Nts., Series B, 2/1/09                               499,000           517,713
9.375% Sr. Sub. Nts., Series C, 2/1/09                               500,000           518,750
----------------------------------------------------------------------------------------------
URS Corp., 11.50% Sr. Unsec. Nts., 9/15/09                         1,428,000         1,645,770
                                                                               ---------------
                                                                                     2,682,233

----------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.3%
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09           1,050,000           918,750
----------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                      2,200,000         2,376,000
----------------------------------------------------------------------------------------------
Riverside Forest Products Ltd., 7.875% Sr. Nts., 3/1/14 5          1,200,000         1,230,000
                                                                               ---------------
                                                                                     4,524,750

----------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.7%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts.,
12/15/13                                                           2,100,000         1,785,000
----------------------------------------------------------------------------------------------
Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2,
8/13/10 1                                                         11,000,000         9,570,000
                                                                               ---------------
                                                                                    11,355,000

----------------------------------------------------------------------------------------------
MACHINERY--1.8%
Actuant Corp., 13% Sr. Sub. Nts., 5/1/09                           1,455,000         1,753,275
----------------------------------------------------------------------------------------------
AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08                          6,000,000         6,570,000
----------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                                             600,000           603,000
10.50% Sr. Sub. Nts., 8/1/12                                       3,350,000         3,852,500
----------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11 5             2,400,000         2,400,000
----------------------------------------------------------------------------------------------
Navistar International Corp., 7.50% Sr. Nts., 6/15/11              2,800,000         2,884,000
----------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                            1,600,000         1,768,000
----------------------------------------------------------------------------------------------
SPX Corp., 7.50% Sr. Nts., 1/1/13                                  3,000,000         3,090,000


                        28 | OPPENHEIMER HIGH YIELD FUND

                                                                   PRINCIPAL             VALUE
                                                                      AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------
MACHINERY Continued
Terex Corp.:
9.25% Sr. Unsec. Sub. Nts., 7/15/11                            $   3,900,000   $     4,270,500
10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11                       500,000           560,000
----------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14 5                1,450,000         1,334,000
                                                                               ---------------
                                                                                    29,085,275

----------------------------------------------------------------------------------------------
MARINE--0.7%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                           5,000,000         5,737,500
----------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., 12% Sr. Sec. Nts.,
7/15/05 1,3,4                                                      5,000,000         1,281,500
----------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship
Mtg. Nts., 6/30/07 1,3,4                                           5,800,000         3,416,780
----------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 3.75% Sec. Nts.,
12/31/07 5                                                         2,330,544         1,016,583
                                                                               ---------------
                                                                                    11,452,363

----------------------------------------------------------------------------------------------
ROAD & RAIL--0.5%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts.,
6/15/09                                                            2,000,000         2,010,000
----------------------------------------------------------------------------------------------
Stena AB:
7.50% Sr. Unsec. Nts., 11/1/13                                     3,093,000         3,073,669
9.625% Sr. Nts., 12/1/12                                           2,000,000         2,230,000
                                                                               ---------------
                                                                                     7,313,669

----------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.2%
Horizon Lines LLC, 9% Nts., 11/1/12 5,6                            2,300,000         2,348,875
----------------------------------------------------------------------------------------------
Worldspan LP/Worldspan Financial Corp., 9.625% Sr. Nts.,
6/15/11                                                            1,250,000         1,281,250
                                                                               ---------------
                                                                                     3,630,125

----------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.8%
----------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.1%
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts.,
1/15/07 1,3,4                                                      5,310,000         1,938,150
----------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09              1,700,000         1,785,000
----------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08           3,000,000         3,300,000
----------------------------------------------------------------------------------------------
Insilco Corp., 12% Sr. Sub. Nts., 8/15/07 1,3,4                    7,500,000                --
----------------------------------------------------------------------------------------------
Sensus Metering System, Inc., 8.625% Sr. Sub. Nts.,
12/15/13 5                                                         4,200,000         4,053,000
                                                                               ---------------
                                                                                     7,353,000

----------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.1%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 1,3,4
[EUR]                                                              4,232,751           231,740
----------------------------------------------------------------------------------------------
Globix Corp., 11% Sr. Nts., 4/26/08                                  500,368           452,833
----------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts.,
2/15/10 1,3                                                        1,040,900               104


                        29 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                   PRINCIPAL             VALUE
                                                                      AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued
PSINet, Inc.:
10.50% Sr. Unsec. Nts., 12/1/06 1,3,4 [EUR]                        1,000,000   $        47,906
11% Sr. Nts., 8/1/09 1,3,4                                         2,118,662           116,526
----------------------------------------------------------------------------------------------
Verado Holdings, Inc., 13% Sr. Disc. Nts., 4/15/08 1,3,4           5,000,000               500
                                                                               ---------------
                                                                                       849,609

----------------------------------------------------------------------------------------------
IT SERVICES--0.3%
Iron Mountain, Inc.:
7.75% Sr. Sub. Nts., 1/15/15                                       1,200,000         1,197,000
8.625% Sr. Unsec. Sub. Nts., 4/1/13                                2,400,000         2,556,000
----------------------------------------------------------------------------------------------
Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11 5                     1,400,000         1,421,000
                                                                               ---------------
                                                                                     5,174,000

----------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.7%
AMI Semiconductor, Inc., 10.75% Sr. Unsec. Sub. Nts.,
2/1/13 1                                                           2,597,000         3,044,983
----------------------------------------------------------------------------------------------
Amkor Technology, Inc.:
7.75% Sr. Nts., 5/15/13                                            2,350,000         2,238,375
9.25% Sr. Unsec. Sub. Nts., 2/15/08                                3,500,000         3,675,000
----------------------------------------------------------------------------------------------
ChipPAC International Co. Ltd., 12.75% Sr. Unsec. Sub. Nts.,
Series B, 8/1/09                                                   2,500,000         2,681,250
                                                                               ---------------
                                                                                    11,639,608

----------------------------------------------------------------------------------------------
MATERIALS--12.2%
----------------------------------------------------------------------------------------------
CHEMICALS--4.0%
Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                      1,750,000         1,338,750
----------------------------------------------------------------------------------------------
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B,
12/1/07                                                            2,000,000           820,000
----------------------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11           3,200,000         3,568,000
----------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
10.125% Sr. Unsec. Nts., 9/1/08                                      147,000           161,700
10.625% Sr. Unsec. Nts., 5/1/11                                    5,800,000         6,467,000
----------------------------------------------------------------------------------------------
Huntsman Co. LLC:
11.50% Sr. Nts., 7/15/12 5                                         3,425,000         3,484,938
11.625% Sr. Unsec. Nts., 10/15/10                                    147,000           163,170
----------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09                               9,150,000         9,378,750
13.09% Sr. Unsec. Disc. Nts., 12/31/09 10                          4,000,000         1,980,000
----------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875% Sr. Nts., 3/1/09                6,100,000         6,618,500
----------------------------------------------------------------------------------------------
IMC Global, Inc.:
7.625% Bonds, 11/1/05 1                                               24,000            24,600
10.875% Sr. Unsec. Nts., 8/1/13                                      147,000           176,033
----------------------------------------------------------------------------------------------
ISP Chemco, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/11              2,700,000         3,017,250
----------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                1,800,000         1,989,000
----------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                            147,000           153,983


                        30 | OPPENHEIMER HIGH YIELD FUND

                                                                   PRINCIPAL             VALUE
                                                                      AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------
CHEMICALS Continued
Lyondell Chemical Co.: Continued
9.50% Sr. Sec. Nts., 12/15//08                                 $     700,000   $       735,000
9.625% Sr. Sec. Nts., Series A, 5/1/07                             4,400,000         4,620,000
9.875% Sec. Nts., Series B, 5/1/07                                 1,350,000         1,417,500
----------------------------------------------------------------------------------------------
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                    989,550           945,020
----------------------------------------------------------------------------------------------
Pioneer Cos., Inc., 5.086% Sr. Sec. Nts., 12/31/06 2                 313,358           297,690
----------------------------------------------------------------------------------------------
PolyOne Corp.:
8.875% Sr. Unsec. Nts., 5/1/12                                     5,000,000         4,950,000
10.625% Sr. Unsec. Nts., 5/15/10                                   1,597,000         1,700,805
----------------------------------------------------------------------------------------------
Resolution Performance Products LLC:
8% Sr. Sec. Nts., 12/15/09                                         1,650,000         1,720,125
13.50% Sr. Unsec. Sub. Nts., 11/15/10                              1,350,000         1,265,625
----------------------------------------------------------------------------------------------
Rockwood Specialties, Inc., 10.625% Sr. Unsec. Sub. Nts.,
5/15/11                                                              950,000         1,016,500
----------------------------------------------------------------------------------------------
Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09                1,500,000         1,507,500
----------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
10% Sr. Sec. Nts., 12/19/07                                        2,045,678         1,943,394
11.25% Sr. Sub. Nts., 8/15/06 1,3,4                                3,000,000                --
----------------------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11 1                 1,300,000         1,417,000
                                                                               ---------------
                                                                                    62,877,833

----------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
Formica Corp., 10.875% Sr. Unsec. Sub. Nts., Series B,
3/1/09 1,3,4                                                       3,500,000           682,500
----------------------------------------------------------------------------------------------
Texas Industries, Inc., 10.25% Sr. Unsec. Nts., 6/15/11            2,600,000         2,912,000
                                                                               ---------------
                                                                                     3,594,500

----------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--2.9%
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11                                        2,800,000         3,066,000
10.875% Sr. Sec. Nts., 3/1/13                                      1,400,000         1,603,000
----------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                            3,300,000         3,547,500
9.50% Sr. Sub. Nts., 8/15/13                                       2,100,000         2,289,000
----------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                 650,000           646,750
8.25% Sr. Unsec. Nts., 10/1/12                                     2,500,000         2,612,500
----------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                     2,500,000         2,750,000
----------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                         700,000           731,500
8.25% Sr. Unsec. Nts., 5/15/13                                     1,347,000         1,397,513
8.75% Sr. Sec. Nts., 11/15/12                                      5,400,000         5,886,000
8.875% Sr. Sec. Nts., 2/15/09                                      3,000,000         3,255,000
----------------------------------------------------------------------------------------------
Pliant Corp., 0%/11.125% Sr. Sec. Disc. Nts., 6/15/09 5,7          1,650,000         1,398,375
----------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14 5                       5,050,000         4,721,750


                        31 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                   PRINCIPAL             VALUE
                                                                      AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING Continued
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                        $   2,500,000   $     2,625,000
9.25% Sr. Unsec. Nts., 2/1/08                                      1,000,000         1,097,500
9.75% Sr. Unsec. Nts., 2/1/11                                      4,000,000         4,420,000
----------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                 4,200,000         4,473,000
                                                                               ---------------
                                                                                    46,520,388

----------------------------------------------------------------------------------------------
METALS & MINING--3.4%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                       147,000           133,403
7.875% Sr. Unsec. Nts., 2/15/09                                      900,000           846,000
----------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13 5                 2,650,000         2,663,250
----------------------------------------------------------------------------------------------
California Steel Industries, Inc., 6.125% Sr. Nts., 3/15/14        2,000,000         1,875,000
----------------------------------------------------------------------------------------------
Century Aluminum Co., 11.75% Sr. Sec. Nts., 4/15/08                5,460,000         6,115,200
----------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10              2,200,000         2,387,000
----------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub.
Nts., 2/1/08 1,3,4                                                   814,000                --
----------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                  850,000           952,000
----------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14 5                    5,500,000         5,692,500
----------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12 1            2,500,000         2,750,000
----------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series
B, 10/15/06 3,4                                                    2,000,000         2,105,000
----------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13             2,800,000         3,080,000
----------------------------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts., 11/15/10                       1,750,000         1,750,000
----------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                             6,320,000         3,191,600
----------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                    850,000           920,125
----------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                    5,750,000         6,123,750
----------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B,
3/15/13                                                            2,500,000         2,543,750
----------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                      1,500,000         1,665,000
----------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                         700,000           782,250
----------------------------------------------------------------------------------------------
United States Steel Corp., 9.75% Sr. Nts., 5/15/10                 1,514,000         1,684,325
----------------------------------------------------------------------------------------------
United States Steel LLC, 10.75% Sr. Nts., 8/1/08                   1,493,000         1,713,218
----------------------------------------------------------------------------------------------
WHX Corp., 10.50% Sr. Unsec. Nts., 4/15/05                         5,000,000         4,475,000
                                                                               ---------------
                                                                                    53,448,371

----------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.7%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                     1,250,000         1,324,290
----------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11 5                  2,250,000         2,289,375
----------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                1,000,000         1,015,000
----------------------------------------------------------------------------------------------
Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04 1,3,4              11,000,000         4,097,500
----------------------------------------------------------------------------------------------
Georgia-Pacific Corp.:
8.125% Sr. Unsec. Nts., 5/15/11                                    3,500,000         3,885,000
9.375% Sr. Unsec. Nts., 2/1/13                                     5,400,000         6,210,000


                        32 | OPPENHEIMER HIGH YIELD FUND

                                                                   PRINCIPAL             VALUE
                                                                      AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS Continued
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 3     $   4,000,000   $     2,020,000
----------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Nts., 3/1/14 5                 1,500,000         1,458,750
----------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 8.75% Sr. Sec. Nts., 11/15/13 5                  4,947,000         4,749,120
                                                                               ---------------
                                                                                    27,049,035

----------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--10.3%
----------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.2%
360networks, Inc., 13% Sr. Unsec. Nts., 5/1/08 1,3,4 [EUR]         1,000,000                --
----------------------------------------------------------------------------------------------
COLO.com, Inc., 13.875% Sr. Nts., 3/15/10 1,3,4                    1,665,849               167
----------------------------------------------------------------------------------------------
Crown Castle International Corp.:
7.50% Sr. Nts., 12/1/13                                            3,950,000         3,950,000
7.50% Sr. Nts., Series B, 12/1/13                                    500,000           500,000
----------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co.,
9.875% Sr. Unsec. Nts., 11/15/09                                   3,000,000         3,382,500
----------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                            2,100,000         2,299,500
9.875% Sr. Sub. Nts., 8/15/13                                      3,600,000         3,969,000
----------------------------------------------------------------------------------------------
Dex Media, Inc., 8% Nts., 11/15/13 5                              10,725,000        10,349,625
----------------------------------------------------------------------------------------------
IPC Acquisition Corp., 11.50% Sr. Sub. Nts., 12/15/09                550,000           596,750
----------------------------------------------------------------------------------------------
Level 3 Communications, Inc.:
9.125% Sr. Unsec. Nts., 5/1/08                                       147,000           117,233
10.50% Sr. Disc. Nts., 12/1/08                                       650,000           518,375
----------------------------------------------------------------------------------------------
MCI, Inc.:
5.908% Sr. Unsec. Nts., 5/1/07                                       743,000           722,568
6.688% Sr. Unsec. Nts., 5/1/09                                       743,000           689,133
7.735% Sr. Unsec. Nts., 5/1/14                                       637,000           571,708
----------------------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05 1,3,4           4,000,000           100,000
----------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90% Unsec. Nts., 8/15/10              147,000           130,830
----------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Nts., 3/15/12 5                                4,400,000         4,774,000
----------------------------------------------------------------------------------------------
Qwest Services Corp., 13.50% Nts., 12/15/10 5                     15,900,000        18,563,250
----------------------------------------------------------------------------------------------
Telewest Communications plc:
0%/9.875% Sr. Disc. Nts., 4/15/09 3,4 [GBP]                        4,000,000         3,082,949
9.25% Sr. Disc. Nts., 4/15/09 3,4                                  7,300,000         3,540,500
11.25% Sr. Nts., 11/1/08 3,4                                       3,700,000         2,183,000
----------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,3,4                     2,300,000                --
----------------------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner Telecom, Inc.,
9.75% Sr. Nts., 7/15/08                                            5,800,000         5,452,000
----------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts.,
2/1/11                                                             2,700,000         2,470,500
                                                                               ---------------
                                                                                    67,963,588


                        33 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                   PRINCIPAL             VALUE
                                                                      AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--6.1%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12 5                                      $   2,750,000   $     2,708,750
11% Sr. Unsec. Nts., 7/31/10                                         147,000           160,965
12.50% Sr. Unsec. Nts., 2/1/11                                     2,200,000         2,453,000
----------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11            7,150,000         6,202,625
----------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12 5                     5,350,000         5,202,875
----------------------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25% Sr. Sub. Disc. Nts.,
8/1/08 10                                                          4,300,000         3,160,500
----------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts.,
10/1/07 1,3,4                                                      9,220,000                --
----------------------------------------------------------------------------------------------
Centennial Cellular Operating Co./Centennial
Communications Corp., 10.125% Sr. Nts., 6/15/13                    7,350,000         7,625,625
----------------------------------------------------------------------------------------------
Crown Castle International Corp., 10.75% Sr. Nts., 8/1/11          2,000,000         2,250,000
----------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                                           6,347,000         4,855,455
10.875% Sr. Unsec. Nts., 7/1/10                                    5,700,000         4,930,500
----------------------------------------------------------------------------------------------
IPCS, Inc., 0%/14% Sr. Unsec. Disc. Nts., 7/15/10 3,4,7            1,350,000           735,750
----------------------------------------------------------------------------------------------
Leap Wireless International, Inc.:
0%/14.50% Sr. Unsec. Disc. Nts., 4/15/10 1,3,4,7                   4,500,000           652,500
12.50% Sr. Nts., 4/15/10 1,3,4                                     2,900,000           514,750
----------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
7.375% Sr. Nts., 8/1/15                                            3,460,000         3,511,900
9.50% Sr. Unsec. Nts., 2/1/11                                      7,250,000         8,156,250
----------------------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts., 7/1/11                     2,150,000         2,203,750
----------------------------------------------------------------------------------------------
Rural Cellular Corp.:
8.25% Sr. Sec. Nts., 3/15/12 5                                     2,100,000         2,157,750
9.625% Sr. Sub. Nts., Series B, 5/15/08                            3,000,000         2,850,000
9.75% Sr. Sub. Nts., 1/15/10                                       3,447,000         3,145,388
9.875% Sr. Nts., 2/1/10                                            3,900,000         3,890,250
----------------------------------------------------------------------------------------------
SBA Communications Corp., 10.25% Sr. Unsec. Nts., 2/1/09           6,900,000         7,107,000
----------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications Corp.,
0%/9.75% Sr. Disc. Nts., 12/15/11 5,7                              5,047,000         3,760,015
----------------------------------------------------------------------------------------------
Triton PCS, Inc.:
8.50% Sr. Unsec. Nts., 6/1/13                                      2,600,000         2,470,000
8.75% Sr. Unsec. Sub. Nts., 11/15/11                                 497,000           412,510
9.375% Sr. Unsec. Sub. Nts., 2/1/11                                1,800,000         1,548,000
----------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11 5                 4,200,000         4,221,000
----------------------------------------------------------------------------------------------
US Unwired, Inc.:
0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B, 11/1/09 7         5,850,000         5,908,500
10% Sr. Sec. Nts., 6/15/12                                         1,625,000         1,649,375
----------------------------------------------------------------------------------------------
Western Wireless Corp., 9.25% Sr. Unsec. Nts., 7/15/13             2,197,000         2,273,895
                                                                               ---------------
                                                                                    96,718,878


                        34 | OPPENHEIMER HIGH YIELD FUND

                                                                   PRINCIPAL             VALUE
                                                                      AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------
UTILITIES--6.7%
----------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--4.3%
AES Corp. (The):
5.22% Nts., 1/1/15 [GBP]                                             268,000   $       486,018
6.22% Nts., 1/1/20 [GBP]                                              50,000            90,675
8.375% Sr. Unsec. Unsub. Nts., 3/1/11 [GBP]                        2,500,000         4,290,060
8.75% Sr. Sec. Nts., 5/15/13 5                                     2,700,000         2,905,875
10% Sec. Nts., 7/15/05 5                                           1,716,488         1,763,692
----------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12 5              147,000           146,081
----------------------------------------------------------------------------------------------
Allegheny Energy, Inc., 7.75% Nts., 8/1/05                         1,350,000         1,404,000
----------------------------------------------------------------------------------------------
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series
B, 12/15/09                                                          795,637           871,223
----------------------------------------------------------------------------------------------
Calpine Corp.:
7.625% Sr. Nts., 4/15/06                                          10,850,000         9,602,250
8.75% Sr. Nts., 7/15/07                                            2,800,000         2,002,000
8.75% Sr. Sec. Nts., 7/15/13 5                                     1,700,000         1,402,500
9.875% Sr. Sec. Nts., 12/1/11 5                                    2,900,000         2,479,500
----------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                            1,147,000         1,147,000
7.75% Sr. Nts., 8/1/10 5                                           1,400,000         1,400,000
9.875% Sr. Unsec. Nts., 10/15/07                                   4,000,000         4,330,000
----------------------------------------------------------------------------------------------
CMS Energy X-TRAS Pass-Through Trust I, 7% Sr. Unsec.
Pass-Through Certificates, 1/15/05                                 1,300,000         1,313,000
----------------------------------------------------------------------------------------------
Edison Mission Energy, 10% Sr. Unsec. Nts., 8/15/08                  275,000           294,938
----------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34 5              8,100,000         8,221,500
----------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.30% Sr. Unsec. Nts.,
5/1/11 3,4                                                         1,300,000           981,500
----------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.:
7.375% Sr. Sec. Nts., 9/1/10 5                                     3,350,000         3,350,000
8.50% Sr. Sec. Nts., 9/1/10                                        1,300,000         1,381,250
----------------------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts., 12/15/13 5                     7,600,000         7,714,000
----------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                       4,997,000         5,359,283
9.50% Sr. Sec. Nts., 7/15/13                                       4,750,000         5,141,875
----------------------------------------------------------------------------------------------
Westar Energy, Inc., 9.75% Sr. Unsec. Nts., 5/15/07                  503,000           575,480
                                                                               ---------------
                                                                                    68,653,700

----------------------------------------------------------------------------------------------
GAS UTILITIES--0.2%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.,
8.875% Sr. Unsec. Nts., Series B, 5/20/11                            750,000           802,500
----------------------------------------------------------------------------------------------
SEMCO Energy, Inc.:
7.125% Sr. Nts., 5/15/08                                           1,100,000         1,133,000
7.75% Sr. Nts., 5/15/13                                            1,100,000         1,138,500
                                                                               ---------------
                                                                                     3,074,000


                        35 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                   PRINCIPAL             VALUE
                                                                      AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--2.1%
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19      $   3,352,781   $     3,495,274
----------------------------------------------------------------------------------------------
Aquila, Inc., 7% Sr. Unsec. Nts., 7/15/04                            850,000           848,938
----------------------------------------------------------------------------------------------
Calpine Canada Energy Finance ULC, 8.50% Sr. Unsec. Nts.,
5/1/08                                                             4,647,000         3,090,255
----------------------------------------------------------------------------------------------
Consumers Energy Co.:
6.25% Nts., 9/15/06                                                1,100,000         1,156,252
6.375% Sr. Sec. Nts., 2/1/08                                         800,000           849,356
7.375% Nts., 9/15/23                                               1,600,000         1,631,418
----------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                              9,150,000         7,926,188
8.75% Sr. Nts., 2/15/12                                            4,647,000         4,437,885
10.125% Sr. Sec. Nts., 7/15/13 5                                   6,200,000         6,742,500
----------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through
Certificates, Series A, 6/30/12                                    2,428,739         2,503,119
                                                                               ---------------
                                                                                    32,681,185

----------------------------------------------------------------------------------------------
WATER UTILITIES--0.1%
National Waterworks, Inc., 10.50% Sr. Unsec. Sub. Nts.,
Series B, 12/1/12                                                  1,400,000         1,561,000
                                                                               ---------------
Total Corporate Bonds and Notes (Cost $1,377,750,897)                            1,367,019,097

                                                                      SHARES
----------------------------------------------------------------------------------------------
PREFERRED STOCKS--1.7%
----------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,4,8           110,146             1,101
----------------------------------------------------------------------------------------------
Doane Pet Care Co., 14.25% Jr. Sub. Debs., Non-Vtg. 1,4              140,000         6,755,000
----------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into
Dobson Communications Corp., Cl. A common stock), Non-Vtg.             2,800           273,123
----------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable,
Non-Vtg. 1,4,8                                                         3,738               374
----------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable,
Series B, Non-Vtg. 1,4                                                28,000         2,457,000
----------------------------------------------------------------------------------------------
Focal Communications Corp., Cv., Series A 1,4                         11,480           115,948
----------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,4,8                    1                --
----------------------------------------------------------------------------------------------
McLeodUSA, Inc., 2.50% Cv., Series A 4                                 6,516            16,948
----------------------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable
Exchangeable, Non-Vtg. 1,4,8                                          96,993                --
----------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 7.50% Cum. Cv., Series
A 1,4,8                                                              124,999           249,998
----------------------------------------------------------------------------------------------
Paxson Communications Corp.:
14.25% Cum. 4,8                                                            1             8,059
14.25% Cum. Jr. Exchangeable, Non-Vtg. 8                                 864         7,592,381
----------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                  197             1,507
----------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 4,8             6,236         5,285,010
----------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum.,
Series A 1                                                            26,250         3,839,063
----------------------------------------------------------------------------------------------
Ziff Davis Holdings, Inc., 10%, Series E-1 1,4                           168             4,116
                                                                               ---------------
Total Preferred Stocks (Cost $38,243,305)                                           26,599,628


                        36 | OPPENHEIMER HIGH YIELD FUND

                                                                                         VALUE
                                                                      SHARES        SEE NOTE 1
----------------------------------------------------------------------------------------------
COMMON STOCKS--0.9%
----------------------------------------------------------------------------------------------
AboveNet, Inc. 4                                                       5,710   $       165,590
----------------------------------------------------------------------------------------------
AES Drax Group Ltd. 4                                                 50,000            35,091
----------------------------------------------------------------------------------------------
Aurora Foods, Inc., Equity Trust Interests 1,4                           963         1,249,063
----------------------------------------------------------------------------------------------
Classic Cable, Inc. 4                                                  6,613                --
----------------------------------------------------------------------------------------------
Conseco, Inc. 4                                                       46,622           927,778
----------------------------------------------------------------------------------------------
Covad Communications Group,Inc. 4                                    132,227           317,345
----------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 4                                 180,219           587,514
----------------------------------------------------------------------------------------------
Equinix, Inc. 4                                                          277             9,401
----------------------------------------------------------------------------------------------
Globix Corp. 4                                                        80,275           232,798
----------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,4                                     93,333                --
----------------------------------------------------------------------------------------------
ICG Communications, Inc. 4                                             3,590             1,616
----------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 1,4                           168,429            87,583
----------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 4                                      70,584         2,361,035
----------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                              3,772           127,682
----------------------------------------------------------------------------------------------
MCI, Inc. 4                                                           24,441           352,684
----------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. A 4                              194             4,679
----------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. B 4                           46,547         1,121,363
----------------------------------------------------------------------------------------------
Orbital Sciences Corp. 4                                              14,063           194,210
----------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 4                                                  63,991           454,976
----------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 4                                           8,124           106,424
----------------------------------------------------------------------------------------------
Pope, Evans & Robbins, Inc. 1,4                                    1,688,400                --
----------------------------------------------------------------------------------------------
Prandium, Inc. 4,11                                                  459,132            25,252
----------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 4                                             3,987            97,682
----------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,4                                              30,000           132,750
----------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 4                                       739,372         5,367,841
----------------------------------------------------------------------------------------------
Viatel Holding Ltd. (Bermuda) 1,4                                     13,172            16,136
----------------------------------------------------------------------------------------------
WRC Media Corp. 1,4                                                    9,471               189
----------------------------------------------------------------------------------------------
XO Communications, Inc. 4                                             16,729            69,425
                                                                               ---------------
Total Common Stocks (Cost $34,280,150)                                              14,046,107

                                                                       UNITS
----------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
----------------------------------------------------------------------------------------------
AboveNet, Inc. Wts.:
Exp. 9/8/08 1,4                                                        2,403            29,085
Exp. 9/8/10 1,4                                                        2,828            32,299
----------------------------------------------------------------------------------------------
American Tower Corp. Wts., Exp. 8/1/08 1,4                             4,300           819,150
----------------------------------------------------------------------------------------------
Chesapeake Energy Corp. Wts.:
Exp. 5/1/05 1,4                                                       22,514            65,029
Exp. 9/1/04 4                                                         32,054             2,355


                        37 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                                         VALUE
                                                                       UNITS        SEE NOTE 1
----------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES Continued
----------------------------------------------------------------------------------------------
Citigroup, Inc. Wts., Exp. 12/31/50 4                                107,699   $        93,698
----------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,4                                  2,000                20
----------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 1,4                       3,330                --
----------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/1/08 1,4                   8,200                82
----------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 1,4                 4,000                --
----------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 1,4                               7,500                --
----------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 1,4                    2,575                26
----------------------------------------------------------------------------------------------
Focal Communications Corp. Wts.:
Exp. 6/19/06 1,4                                                       4,502            16,207
Exp. 6/19/08 4                                                        22,510                --
----------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 1,4                               1,445               195
----------------------------------------------------------------------------------------------
Horizon PCS, Inc. Wts., Exp. 10/1/10 1,4                               6,300                --
----------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 1,4                       50,820               508
----------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 1,4                                                      42,243               422
Exp. 5/16/06 1,4                                                          63                --
----------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 1,4                                   7,055                --
----------------------------------------------------------------------------------------------
IPCS, Inc. Wts., Exp. 6/15/10 1,4                                      3,750                38
----------------------------------------------------------------------------------------------
Leap Wireless International, Inc. Wts., Exp. 4/15/10 1,4               3,500                --
----------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 1,4               2,800                --
----------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,4               3,910                39
----------------------------------------------------------------------------------------------
McLeodUSA, Inc. Wts., Exp. 4/16/07 4                                  14,440             2,022
----------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. A Wts., Exp.
5/1/05 4                                                               8,619            79,778
----------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. B Wts., Exp.
5/1/08 4                                                              14,365           126,963
----------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp. 7/15/05 1,4                     6,400                64
----------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,4                                    5,000                50
----------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 4                           100,000            85,000
----------------------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 6/30/05 1,4                           49,120                --
----------------------------------------------------------------------------------------------
Republic Technologies International LLC Wts., Exp.
7/15/09 1,4                                                            1,200                 1
----------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 1,4                       6,474             9,387
----------------------------------------------------------------------------------------------
Telergy, Inc. Wts., Exp. 9/25/10 1,4                                   8,078                --
----------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts., Exp. 1/16/10 4                   33,465            50,198
----------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts., Exp. 1/16/10 4                   25,098            26,353
----------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts., Exp. 1/16/10 4                   25,098            17,945
----------------------------------------------------------------------------------------------
Ziff Davis Holdings, Inc. Wts., Exp. 8/12/12 1,4                      30,800            15,400
                                                                               ---------------
Total Rights, Warrants and Certificates (Cost $1,697,265)                            1,472,314


                        38 | OPPENHEIMER HIGH YIELD FUND

                                                                   PRINCIPAL             VALUE
                                                                      AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------
STRUCTURED NOTES--3.3%
----------------------------------------------------------------------------------------------
JPMorgan Chase Bank, TRAC-X NA High Yield T3 Credit
Linked Nts., 8%, 3/25/09 5                                     $  53,700,000   $    52,189,688
----------------------------------------------------------------------------------------------
Parametric RE Ltd. Catastrophe Linked Nts.,
5.85%,11/19/07 2,5                                                 1,000,000         1,038,510
                                                                               ---------------
Total Structured Notes (Cost $54,700,000)                                           53,228,198

----------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--6.7%
----------------------------------------------------------------------------------------------
Undivided interest of 35.39% in joint repurchase
agreement (Principal Amount/Value $300,576,000, with a
maturity value of $300,586,019) with DB Alex Brown LLC,
1.20%, dated 6/30/04, to be repurchased at $106,383,546 on
7/1/04, collateralized by U.S. Treasury Nts., 4.875%,
2/15/12, with a value of $306,953,645 (Cost $106,380,000)        106,380,000       106,380,000
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,623,062,391)                       98.8%    1,572,730,675
----------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                          1.2        19,535,896
                                                               -------------------------------
NET ASSETS                                                             100.0%  $ 1,592,266,571
                                                               ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR   Euro

GBP   British Pound Sterling

MXN   Mexican Nuevo Peso

1. Identifies issues considered to be illiquid. See Note 8 of Notes to Financial Statements.

2. Represents the current interest rate for a variable or increasing rate security.

3. Issue is in default. See Note 1 of Notes to Financial Statements.

4. Non-income producing security.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $301,311,909 or 18.92% of the Fund's net assets as of June 30, 2004.

6. When-issued security or forward commitment to be delivered and settled after June 30, 2004. See Note 1 of Notes to Financial Statements.

7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8. Interest or dividend is paid-in-kind.

9. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.

10. Zero coupon bond reflects effective yield on the date of purchase.

11. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2004. The aggregate value of securities of affiliated companies held by the Fund as of June 30, 2004 amounts to $25,252. Transactions during the period in which the issuer was an affiliate are as follows:

                              SHARES                              SHARES
                            JUNE 30,       GROSS        GROSS   JUNE 30,     UNREALIZED
                                2003   ADDITIONS   REDUCTIONS       2004   DEPRECIATION
---------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Prandium, Inc.               459,132          --           --    459,132   $  5,374,748

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        39 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES June 30, 2004
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $1,617,662,391)                        $ 1,572,705,423
Affiliated companies (cost $5,400,000)                                       25,252
                                                                    ----------------
                                                                      1,572,730,675
------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                 2,572,348
------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                   30,294,977
Investments sold                                                         11,004,792
Shares of beneficial interest sold                                        1,346,825
Other                                                                        23,953
                                                                    ----------------
Total assets                                                          1,617,973,570

------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------
Bank overdraft                                                               88,534
------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $6,500,000 purchased on a
when-issued basis or forward commitment)                                 16,361,094
Shares of beneficial interest redeemed                                    4,629,171
Dividends                                                                 3,204,206
Distribution and service plan fees                                          972,055
Transfer and shareholder servicing agent fees                               220,125
Shareholder communications                                                  133,927
Trustees' compensation                                                       29,181
Other                                                                        68,706
                                                                    ----------------
Total liabilities                                                        25,706,999

------------------------------------------------------------------------------------
NET ASSETS                                                          $ 1,592,266,571
                                                                    ================

------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------
Par value of shares of beneficial interest                          $       169,841
------------------------------------------------------------------------------------
Additional paid-in capital                                            2,216,886,582
------------------------------------------------------------------------------------
Accumulated net investment loss                                          (2,518,220)
------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency
transactions                                                           (574,512,631)
------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of
assets and liabilities denominated in foreign currencies                (47,759,001)
                                                                    ----------------
NET ASSETS                                                          $ 1,592,266,571
                                                                    ================


                        40 | OPPENHEIMER HIGH YIELD FUND

-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,073,707,863 and 114,130,869 shares of beneficial interest
outstanding)                                                             $ 9.41
Maximum offering price per share (net asset value plus sales charge of
4.75% of offering price)                                                 $ 9.88
-------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $303,184,141 and 32,727,752 shares of beneficial interest
outstanding)                                                             $ 9.26
-------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $149,505,003 and 15,933,793 shares of beneficial interest
outstanding)                                                             $ 9.38
-------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $8,893,625 and 943,572 shares of beneficial interest
outstanding)                                                             $ 9.43
-------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $56,975,939 and 6,105,170 shares of beneficial
interest outstanding)                                                    $ 9.33

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        41 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF OPERATIONS For the Year Ended June 30, 2004
------------------------------------------------------------------------------

------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------
Interest                                                        $ 150,708,466
------------------------------------------------------------------------------
Dividends                                                           1,438,711
------------------------------------------------------------------------------
Portfolio lending fees                                                178,988
                                                                --------------
Total investment income                                           152,326,165

------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------
Management fees                                                    10,492,559
------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                             2,751,432
Class B                                                             3,478,551
Class C                                                             1,665,241
Class N                                                                52,558
------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                             1,684,946
Class B                                                               547,619
Class C                                                               257,669
Class N                                                                25,145
Class Y                                                               290,355
------------------------------------------------------------------------------
Shareholder communications:
Class A                                                               209,604
Class B                                                                84,389
Class C                                                                32,483
Class N                                                                 1,927
------------------------------------------------------------------------------
Trustees' compensation                                                 52,930
------------------------------------------------------------------------------
Custodian fees and expenses                                            33,602
------------------------------------------------------------------------------
Other                                                                  81,897
                                                                --------------
Total expenses                                                     21,742,907
Less reduction to custodian expenses                                  (11,887)
Less payments and waivers of expenses                                (111,898)
                                                                --------------
Net expenses                                                       21,619,122

------------------------------------------------------------------------------
NET INVESTMENT INCOME                                             130,707,043


                        42 | OPPENHEIMER HIGH YIELD FUND

-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
-------------------------------------------------------------------------------
Net realized gain on:
Investments                                                      $   6,762,520
Closing of futures contracts                                            42,711
Foreign currency transactions                                          587,286
Swap contracts                                                         160,284
                                                                 -------------
Net realized gain                                                    7,552,801
------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                         29,692,263
Translation of assets and liabilities denominated in foreign
currencies                                                             106,137
Swap contracts                                                       2,572,348
                                                                 -------------
Net change in unrealized appreciation (depreciation)                32,370,748

------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ 170,630,592
                                                                 =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        43 | OPPENHEIMER HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                               2004              2003
-----------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------
Net investment income                                  $   130,707,043   $   132,671,921
-----------------------------------------------------------------------------------------
Net realized gain (loss)                                     7,552,801      (163,255,101)
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)        32,370,748       268,800,841
                                                       ----------------------------------
Net increase in net assets resulting from operations       170,630,592       238,217,661

-----------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                    (86,840,525)      (75,259,993)
Class B                                                    (23,983,742)      (24,005,931)
Class C                                                    (11,359,611)       (8,842,615)
Class N                                                       (757,025)         (354,824)
Class Y                                                     (4,327,419)       (3,503,240)
-----------------------------------------------------------------------------------------
Tax return of capital distribution:
Class A                                                             --       (10,312,510)
Class B                                                             --        (3,545,582)
Class C                                                             --        (1,335,631)
Class N                                                             --           (53,283)
Class Y                                                             --          (476,622)

-----------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                   (106,090,589)      215,493,585
Class B                                                    (78,231,133)       13,616,121
Class C                                                    (14,771,121)       44,034,511
Class N                                                        565,563         5,191,070
Class Y                                                      1,289,210        12,011,100

-----------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------
Total increase (decrease)                                 (153,875,800)      400,873,817
-----------------------------------------------------------------------------------------
Beginning of period                                      1,746,142,371     1,345,268,554
                                                       ----------------------------------
End of period (including accumulated net investment
loss of $2,518,220 and $8,198,469, respectively)       $ 1,592,266,571   $ 1,746,142,371
                                                       ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        44 | OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A  YEAR ENDED JUNE 30,                          2004              2003           2002             2001             2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $      9.15       $      8.62      $   10.20      $     11.89      $     13.06
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .73               .84            .92             1.18             1.26
Net realized and unrealized gain (loss)                .24               .47          (1.44)           (1.59)           (1.18)
                                               ---------------- ----------------------------------------------------------------
Total from investment operations                       .97              1.31           (.52)            (.41)             .08
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                  (.71)             (.69)         (1.01)           (1.28)           (1.25)
Tax return of capital distribution                      --              (.09)          (.05)              --               --
                                               ---------------- ----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.71)             (.78)         (1.06)           (1.28)           (1.25)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $      9.41       $      9.15      $    8.62      $     10.20      $     11.89
                                               =================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                   10.90%            16.38%         (5.47)%          (3.69)%           0.71%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $ 1,073,708       $ 1,150,055      $ 858,834      $   962,017      $ 1,065,220
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $ 1,146,751       $   934,227      $ 948,097      $ 1,038,442      $ 1,125,834
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                 7.80%             9.54%          9.68%           10.66%           10.12%
Total expenses                                        1.03% 3,4         1.07% 3        1.10% 3          1.00% 3          1.02% 3
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 55%               68%            47%              33%              24%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        45 | OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

CLASS B   YEAR ENDED JUNE 30,                  2004            2003           2002           2001           2000
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $    9.03       $    8.51      $   10.09      $   11.77      $   12.95
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                            63             .74            .84           1.10           1.15
Net realized and unrealized gain
(loss)                                          .24             .49          (1.43)         (1.58)         (1.18)
                                          -------------------------------------------------------------------------
Total from investment operations                .87            1.23           (.59)          (.48)          (.03)
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income           (.64)           (.62)          (.94)         (1.20)         (1.15)
Tax return of capital distribution               --            (.09)          (.05)            --             --
                                          -------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                (.64)           (.71)          (.99)         (1.20)         (1.15)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $    9.26       $    9.03      $    8.51      $   10.09      $   11.77
                                          =========================================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1             9.86%          15.60%         (6.23)%        (4.37)%        (0.13)%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                                $ 303,184       $ 372,947      $ 338,654      $ 386,309      $ 453,375
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $ 347,319       $ 321,200      $ 366,869      $ 414,648      $ 509,815
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                          7.03%           8.81%          8.93%          9.91%          9.35%
Total expenses                                 1.80% 3,4       1.84% 3        1.86% 3        1.76% 3        1.79% 3
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          55%             68%            47%            33%            24%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        46 | OPPENHEIMER HIGH YIELD FUND

CLASS C    YEAR ENDED JUNE 30,              2004            2003           2002         2001         2000
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $    9.13       $    8.60      $   10.18     $  11.87     $  13.04
------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                        .66             .78            .86         1.11         1.16
Net realized and unrealized gain
(loss)                                       .23             .46          (1.45)       (1.60)       (1.18)
                                       ---------------------------------------------------------------------
Total from investment operations             .89            1.24           (.59)        (.49)        (.02)
------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income        (.64)           (.62)          (.94)       (1.20)       (1.15)
Tax return of capital distribution            --            (.09)          (.05)          --           --
                                       ---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                             (.64)           (.71)          (.99)       (1.20)       (1.15)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $    9.38       $    9.13      $    8.60     $  10.18     $  11.87
                                       =====================================================================

------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1          9.96%          15.55%         (6.08)%      (4.43)%      (0.06)%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                             $ 149,505       $ 160,713      $ 106,884     $ 90,603     $ 82,204
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)      $ 166,367       $ 120,997      $ 104,882     $ 83,776     $ 87,141
------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                       7.03%           8.78%          8.75%        9.90%        9.35%
Total expenses                              1.79% 3,4       1.83% 3        1.86% 3      1.76% 3      1.79% 3
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       55%             68%            47%          33%          24%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        47 | OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

CLASS N   YEAR ENDED JUNE 30,                 2004           2003          2002        2001 1
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $   9.17       $   8.63      $  10.20      $  11.33
-------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                          .70            .80           .96           .41
Net realized and unrealized gain
(loss)                                         .24            .49         (1.48)        (1.13)
                                          -------------------------------------------------------
Total from investment operations               .94           1.29          (.52)         (.72)
-------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income          (.68)          (.66)        (1.00)         (.41)
Tax return of capital distribution              --           (.09)         (.05)           --
                                          -------------------------------------------------------
Total dividends and/or distributions
to shareholders                               (.68)          (.75)        (1.05)         (.41)
-------------------------------------------------------------------------------------------------
Net asset value, end of period            $   9.43       $   9.17      $   8.63      $  10.20
                                          =======================================================

-------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2           10.47%         16.08%        (5.53)%       (6.43)%
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                                $  8,894       $  8,324      $  2,396      $    146
-------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $ 10,501       $  4,827      $    799      $     46
-------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                         7.41%          9.14%         8.41%        11.47%
Total expenses                                1.38% 4,5      1.41% 4       1.35% 4       1.04% 4
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                         55%            68%           47%           33%

1. For the period from March 1, 2001 (inception of offering) to June 30, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                        48 | OPPENHEIMER HIGH YIELD FUND

CLASS Y    YEAR ENDED JUNE 30,                  2004       2003       2002        2001        2000
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $   9.09   $   8.56   $  10.14    $  11.82    $  13.02
----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            .73        .86        .90        1.20        1.27
Net realized and unrealized gain (loss)          .23        .45      (1.41)      (1.59)      (1.18)
                                            --------------------------------------------------------
Total from investment operations                 .96       1.31       (.51)       (.39)        .09
----------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income            (.72)      (.69)     (1.02)      (1.29)      (1.29)
Tax return of capital distribution                --       (.09)      (.05)         --          --
                                            --------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (.72)      (.78)     (1.07)      (1.29)      (1.29)
----------------------------------------------------------------------------------------------------
Net asset value, end of period              $   9.33   $   9.09   $   8.56    $  10.14    $  11.82
                                            ========================================================

----------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1             10.80%     16.51%     (5.37)%     (3.57)%      0.85%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $ 56,976   $ 54,102   $ 38,500    $ 60,244    $ 54,117
----------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $ 56,276   $ 43,178   $ 44,583    $ 56,669    $ 54,022
----------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                           7.85%      9.63%      9.88%      10.72%      10.30%
Total expenses                                  1.14%      1.34%      1.01%       0.94%       0.86%
Expenses after payments and waivers
and reduction to custodian expenses             0.98%      0.98%      0.98%        N/A 3       N/A 3
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                           55%        68%        47%         33%         24%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        49 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer High Yield Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's primary investment objective is to seek a high level of current income by investing in a diversified portfolio of high-yield, lower-rated fixed-income securities the Fund's investment Manager, OppenheimerFunds, Inc. (the Manager), believes do not involve undue risk.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board


                        50 | OPPENHEIMER HIGH YIELD FUND
of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2004, the market value of these securities comprised 3.3% of the Fund's net assets and resulted in unrealized cumulative losses of $1,471,802.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2004, the Fund had purchased $6,500,000 (principal amount) of securities on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2004, securities with an aggregate market value of $40,617,863, representing 2.55% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the close of The New York Stock Exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be


                        51 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


                        52 | OPPENHEIMER HIGH YIELD FUND

                                                                 NET UNREALIZED
                                                                   DEPRECIATION
                                                               BASED ON COST OF
                                                                 SECURITIES AND
     UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
     NET INVESTMENT       LONG-TERM                   LOSS   FOR FEDERAL INCOME
     INCOME                    GAIN   CARRYFORWARD 1,2,3,4         TAX PURPOSES
     --------------------------------------------------------------------------
     $ --                      $ --          $ 564,993,016         $ 56,709,627

1. As of June 30, 2004, the Fund had $564,993,016 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of June 30, 2004, details of the capital loss carryforwards were as follows:

                             EXPIRING
                             ------------------------
                             2007       $  30,649,297
                             2008          35,734,504
                             2009          57,513,604
                             2010         101,344,550
                             2011         284,056,063
                             2012          55,694,998
                                        -------------
                             Total      $ 564,993,016
                                        =============

2. During the fiscal year ended June 30, 2004, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended June 30, 2003, the Fund did not utilize any capital loss carryforward.

4. During the fiscal year ended June 30, 2004, $25,763,959 of unused capital loss carryforward expired.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for June 30, 2004. Net assets of the Fund were unaffected by the reclassifications.

                                                        REDUCTION TO
                                      REDUCTION TO   ACCUMULATED NET
            REDUCTION TO PAID-IN   ACCUMULATED NET     REALIZED LOSS
            CAPITAL                INVESTMENT LOSS    ON INVESTMENTS
            --------------------------------------------------------
            $ 26,251,186               $ 2,241,528      $ 24,009,658

The tax character of distributions paid during the years ended June 30, 2004 and June 30, 2003 was as follows:

                                          YEAR ENDED      YEAR ENDED
                                       JUNE 30, 2004   JUNE 30, 2003
            --------------------------------------------------------
            Distributions paid from:
            Ordinary income            $ 127,268,322   $ 111,966,603
            Return of capital                     --      15,723,628
                                       -----------------------------
            Total                      $ 127,268,322   $ 127,690,231
                                       =============================


                        53 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

              Federal tax cost of securities   $ 1,632,013,017
                                               ================
              Gross unrealized appreciation    $    87,923,184
              Gross unrealized depreciation       (144,632,811)
                                               ----------------
              Net unrealized depreciation      $   (56,709,627)
                                               ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that


                        54 | OPPENHEIMER HIGH YIELD FUND
affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               YEAR ENDED JUNE 30, 2004       YEAR ENDED JUNE 30, 2003
                                SHARES           AMOUNT        SHARES           AMOUNT
---------------------------------------------------------------------------------------
CLASS A
Sold                        65,440,622   $  609,447,561    87,336,667   $  736,289,514
Dividends and/or
distributions reinvested     6,284,592       59,173,057     6,545,577       55,293,487
Redeemed                   (83,219,779)    (774,711,207)  (67,886,608)    (576,089,416)
                           ------------------------------------------------------------
Net increase (decrease)    (11,494,565)  $ (106,090,589)   25,995,636   $  215,493,585
                           ============================================================

---------------------------------------------------------------------------------------
CLASS B
Sold                        10,475,101   $   96,503,159    15,654,941   $  130,451,578
Dividends and/or
distributions reinvested     1,439,766       13,343,552     1,761,918       14,661,070
Redeemed                   (20,508,450)    (188,077,844)  (15,888,264)    (131,496,527)
                           ------------------------------------------------------------
Net increase (decrease)     (8,593,583)  $  (78,231,133)    1,528,595   $   13,616,121
                           ============================================================

---------------------------------------------------------------------------------------
CLASS C
Sold                         8,189,437   $   76,360,660     9,967,771   $   84,476,514
Dividends and/or
distributions reinvested       805,948        7,573,293       746,825        6,304,053
Redeemed                   (10,659,737)     (98,705,074)   (5,541,975)     (46,746,056)
                           ------------------------------------------------------------
Net increase (decrease)     (1,664,352)  $  (14,771,121)    5,172,621   $   44,034,511
                           ============================================================

---------------------------------------------------------------------------------------
CLASS N
Sold                         1,242,698   $   11,666,882       779,085   $    6,484,742
Dividends and/or
distributions reinvested        73,083          691,810        45,571          390,759
Redeemed                    (1,279,807)     (11,793,129)     (194,820)      (1,684,431)
                           ------------------------------------------------------------
Net increase                    35,974   $      565,563       629,836   $    5,191,070
                           ============================================================

---------------------------------------------------------------------------------------
CLASS Y
Sold                         3,378,069   $   31,354,635     4,098,729   $   34,534,730
Dividends and/or
distributions reinvested       463,551        4,327,419       474,376        3,979,861
Redeemed                    (3,690,109)     (34,392,844)   (3,119,654)     (26,503,491)
                           ------------------------------------------------------------
Net increase                   151,511   $    1,289,210     1,453,451   $   12,011,100
                           ============================================================


                        55 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended June 30, 2004, were $843,452,975 and $1,002,543,228, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended June 30, 2004, the Fund paid $2,704,040 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per


                        56 | OPPENHEIMER HIGH YIELD FUND
year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2004 for Class B, Class C and Class N shares were $14,476,913, $3,525,683 and $162,918, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                      CLASS A         CLASS B         CLASS C         CLASS N
                      CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                    FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                  RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED        DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
---------------------------------------------------------------------------------------------
June 30, 2004       $ 568,298       $ 220,234       $ 983,091        $ 24,734        $ 12,196

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended June 30, 2004, OFS waived $13,981, $4,334 $1,377, $240 and $91,966 for Class A, Class B, Class C, Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized


                        57 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2004, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      As of June 30, 2004, the Fund had no outstanding futures contracts.

--------------------------------------------------------------------------------
7. INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments.


                        58 | OPPENHEIMER HIGH YIELD FUND

The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

      Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of June 30, 2004, the Fund had entered into the following interest rate swap agreements:

                                      FIXED   FLOATING RATE
                               RATE PAID BY     RECEIVED BY
                                THE FUND AT     THE FUND AT
SWAP                NOTIONAL       JUNE 30,        JUNE 30,      FLOATING   TERMINATION     UNREALIZED
COUNTERPARTY          AMOUNT           2004            2004    RATE INDEX         DATES   APPRECIATION
------------------------------------------------------------------------------------------------------
                                                              Three-Month
Deutsche Bank                                                       LIBOR
AG              $ 36,000,000           3.19%         1.4275%         rate        3/9/09    $ 1,472,623
                                                              Three-Month
Deutsche Bank                                                       LIBOR
AG                20,000,000           4.23          1.4275          rate        3/9/14      1,099,725
                                                                                           -----------
                                                                                           $ 2,572,348
                                                                                           ===========

Index abbreviation is as follows:

LIBOR   London-Interbank Offered Rate

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of June 30, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2004 was $75,694,134, which represents 4.75% of the Fund's net assets.

--------------------------------------------------------------------------------
9. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents.


                        59 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. SECURITIES LENDING Continued

The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of June 30, 2004, the Fund had no securities on loan.


                        60 | OPPENHEIMER HIGH YIELD FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER HIGH YIELD FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer High Yield Fund, including the statement of investments, as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer High Yield Fund as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
August 13, 2004


                        61 | OPPENHEIMER HIGH YIELD FUND

FEDERAL INCOME TAX INFORMATION Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended June 30, 2004 which are not designated as capital gain distributions should be multiplied by 0.85% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended June 30, 2004 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $1,077,817 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2005, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES Unaudited
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.


                        62 | OPPENHEIMER HIGH YIELD FUND

TRUSTEES AND OFFICERS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;
FUND, LENGTH OF SERVICE, AGE   OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE;
                               NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY
                               OVERSEEN BY TRUSTEE

                               THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS
INDEPENDENT                    6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924.
TRUSTEES                       EACH TRUSTEE SERVES FOR AN INDEFINITE TERM,
                               UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH
                               OR REMOVAL.

WILLIAM L. ARMSTRONG,          Chairman of the following private mortgage
Vice Chairman (since 2003)     banking companies: Cherry Creek Mortgage Company
and Trustee (since 1999)       (since 1991), Centennial State Mortgage Company
Age: 67                        (since 1994), The El Paso Mortgage Company (since
                               1993), Transland Financial Services, Inc. (since
                               1997); Chairman of the following private companies: Great Frontier Insurance (insurance agency) (since 1995), Ambassador Media
                               Corporation and Broadway Ventures (since 1984); a director of the following public companies:
                               Helmerich & Payne, Inc. (oil and gas
                               drilling/production company) (since 1992) and
                               UNUMProvident (insurance company) (since 1991).
                               Mr. Armstrong is also a Director/Trustee of Campus Crusade for Christ and the Bradley
                               Foundation. Formerly a director of the following:
                               Storage Technology Corporation (a publicly held computer equipment company) (1991-February 2003), and International Family Entertainment
                               (television channel) (1992-1997), Frontier Real
                               Estate, Inc. (residential real estate brokerage)
                               (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator (January
                               1979-January 1991). Oversees 38 portfolios in the
                               OppenheimerFunds complex.

ROBERT G. AVIS,                Formerly, Director and President of A.G. Edwards
Trustee (since 1990)           Capital, Inc. (General Partner of private equity
Age: 73                        funds) (until February 2001); Chairman, President
                               and Chief Executive Officer of A.G. Edwards
                               Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and Vice
                               Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March 1999);
                               Chairman of A.G. Edwards Trust Company and A.G.E.
                               Asset Management (investment advisor) (until
                               March 1999); and a Director (until March 2000) of
                               A.G. Edwards & Sons and A.G. Edwards Trust
                               Company. Oversees 38 portfolios in the
                               OppenheimerFunds complex.

GEORGE C. BOWEN,               Formerly Assistant Secretary and a director
Trustee (since 1998)           (December 1991-April 1999) of Centennial Asset
Age: 67                        Management Corporation; President, Treasurer and
                               a director (June 1989-April 1999) of Centennial
                               Capital Corporation; Chief Executive Officer and a director of MultiSource Services, Inc. (March
                               1996-April 1999). Until April 1999 Mr. Bowen held several positions in subsidiary or affiliated companies of the Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,             A member of The Life Guard of Mount Vernon,
Trustee (since 2000)           George Washington's home (since June 2000).
Age: 65                        Formerly Director (March 2001-May 2002) of
                               Genetic ID, Inc. and its subsidiaries (a privately held biotech company); a partner (July
                               1974-June 1999) with PricewaterhouseCoopers LLP
                               (an accounting firm); and Chairman (July 1994-
                               June 1998) of Price Waterhouse LLP Global
                               Investment Management Industry Services Group.
                               Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                 Director (since February 1998) of Rocky Mountain
Trustee (since 1990)           Elk Foundation (a not-for-profit foundation); a
Age: 62                        director (since 1997) of Putnam Lovell Finance
                               (finance company); a director (since June 2002) of UNUMProvident (an insurance company). Formerly a director (October 1999-October 2003) of P.R.
                               Pharmaceuticals (a privately held company);
                               Chairman and a director (until October 1996) and President and Chief Executive Officer (until
                               October 1995) of the Manager; President, Chief
                               Executive Officer and a director (until October
                               1995) of Oppenheimer Acquisition Corp.,
                               Shareholders Services Inc. and Shareholder
                               Financial Services, Inc. Oversees 38 portfolios in the OppenheimerFunds complex.


                        63 | OPPENHEIMER HIGH YIELD FUND

TRUSTEES AND OFFICERS Unaudited/Continued
--------------------------------------------------------------------------------

SAM FREEDMAN,                  Director of Colorado Uplift (a non-profit
Trustee (since 1996)           charity) (since September 1984). Formerly (until
Age: 63                        October 1994) Mr. Freedman held several positions
                               in subsidiary or affiliated companies of the Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,           Trustee of Monterey International Studies (an
Trustee (since 2002)           educational organization) (since February 2000);
Age: 57                        a director of The California Endowment (a
                               philanthropic organization) (since April 2002) and of Community Hospital of Monterey Peninsula
                               (educational organization) (since February 2002);
                               a director of America Funds Emerging Markets
                               Growth Fund (since October 1991) (an investment company); an advisor to Credit Suisse First
                               Boston's Sprout venture capital unit. Mrs.
                               Hamilton also is a member of the investment committees of the Rockefeller Foundation and of the University of Michigan. Formerly, Trustee of
                               MassMutual Institutional Funds (open-end investment company) (1996-May 2004); a director of MML Series Investment Fund (April 1989-May
                               2004) and MML Services (April 1987-May 2004)
                               (investment companies); member of the investment committee (2000-2003) of Hartford Hospital; an advisor (2000-2003) to Unilever (Holland)'s pension fund; and President (February 1991-April
                               2000) of ARCO Investment Management Company.
                               Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,              Director of Steele Street State Bank (a
Trustee (since 2002)           commercial banking entity) (since August 2003),
Age: 59                        Jones Knowledge, Inc. (a privately held company)
                               (since 2001), U.S. Exploration, Inc. (oil and gas exploration) (since 1997) and Colorado UpLIFT (a non-profit organization) (since 1986); a trustee
                               (since 2000) of the Gallagher Family Foundation
                               (non-profit organization). Formerly, Chairman of
                               U.S. Bank-Colorado (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,) (July
                               1996-April 1, 1999) and a director of Commercial
                               Assets, Inc. (a REIT) (1993-2000). Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,      Trustee of MassMutual Institutional Funds (since
Trustee (since 2000)           1996) and MML Series Investment Fund (since 1987)
Age: 62                        (both open-end investment companies) and the
                               Springfield Library and Museum Association (since
                               1995) (museums) and the Community Music School of
                               Springfield (music school) (since 1996); Trustee
                               (since 1987), Chairman of the Board (since 2003) and Chairman of the investment committee (since
                               1994) for the Worcester Polytech Institute
                               (private university); and President and Treasurer
                               (since January 1999) of the SIS Fund (a private not for profit charitable fund). Formerly, member of the investment committee of the Community
                               Foundation of Western Massachusetts (1998 -
                               2003); Chairman (January 1999-July 1999) of SIS &
                               Family Bank, F.S.B. (formerly SIS Bank)
                               (commercial bank); and Executive Vice President
                               (January 1999-July 1999) of Peoples Heritage
                               Financial Group, Inc. (commercial bank). Oversees
                               38 portfolios in the OppenheimerFunds complex.


                        64 | OPPENHEIMER HIGH YIELD FUND

--------------------------------------------------------------------------------
INTERESTED TRUSTEE             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;
AND OFFICER                    OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE;
                               NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY
                               OVERSEEN BY TRUSTEE

                               THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                Chairman, Chief Executive Officer and director
President and Trustee          (since June 2001) and President (since September
(since 2001)                   2000) of the Manager; President and a director or
Age: 55                        trustee of other Oppenheimer funds; President and
                               a director (since July 2001) of Oppenheimer
                               Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager); a director (since November 2001) of
                               OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Chairman and a director (since
                               July 2001) of Shareholder Services, Inc. and of
                               Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of OppenheimerFunds
                               Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the
                               Manager: OFI Institutional Asset Management,
                               Inc., Centennial Asset Management Corporation,
                               Trinity Investment Management Corporation and
                               Tremont Capital Management, Inc. (since November
                               2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July
                               2001); President (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real
                               Asset Management, Inc.; Executive Vice President
                               (since February 1997) of Massachusetts Mutual
                               Life Insurance Company (the Manager's parent company); a director (since June 1995) of DLB
                               Acquisition Corporation (a holding company that owns the shares of Babson Capital Management
                               LLC); a member of the Investment Company
                               Institute's Board of Governors (elected to serve from October 3, 2003 through September 30, 2006).
                               Formerly, Chief Operating Officer (September
                               2000-June 2001) of the Manager; President and trustee (November 1999-November 2001) of MML
                               Series Investment Fund and MassMutual
                               Institutional Funds (open-end investment companies); a director (September 1999-August
                               2000) of C.M. Life Insurance Company; President,
                               Chief Executive Officer and director (September
                               1999-August 2000) of MML Bay State Life Insurance
                               Company; a director (June 1989-June 1998) of
                               Emerald Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp).
                               Oversees 73 portfolios as Trustee/Director and 10 portfolios as Officer in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
OFFICERS THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR. KOURKOULAKOS AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008, FOR MR. WIXTED AND MR. VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

DIMITRIOS KOURKOULAKOS,        Vice President of the Manager since December
Vice President (since 2002)    2001; an officer of 3 portfolios in the
Age: 37                        OppenheimerFunds complex; formerly a High Yield
                               Analyst (1998 - 2001) and a Securities Analyst
                               (1995 - 1998) of the Manager.


                        65 | OPPENHEIMER HIGH YIELD FUND

TRUSTEES AND OFFICERS Unaudited/Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,               Senior Vice President and Treasurer (since March
Treasurer (since 1999)         1999) of the Manager; Treasurer of HarbourView
Age: 44                        Asset Management Corporation, Shareholder
                               Financial Services, Inc., Shareholder Services,
                               Inc., Oppenheimer Real Asset Management
                               Corporation, and Oppenheimer Partnership
                               Holdings, Inc. (since March 1999), of OFI Private
                               Investments, Inc. (since March 2000), of
                               OppenheimerFunds International Ltd. and
                               OppenheimerFunds plc (since May 2000), of OFI
                               Institutional Asset Management, Inc. (since
                               November 2000), and of OppenheimerFunds Legacy
                               Program (a Colorado non-profit corporation)
                               (since June 2003); Treasurer and Chief Financial
                               Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager);
                               Assistant Treasurer (since March 1999) of
                               Oppenheimer Acquisition Corp. Formerly Assistant
                               Treasurer of Centennial Asset Management
                               Corporation (March 1999-October 2003) and
                               OppenheimerFunds Legacy Program (April 2000-June
                               2003); Principal and Chief Operating Officer
                               (March 1995-March 1999) at Bankers Trust
                               Company-Mutual Fund Services Division. An officer of 83 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                Executive Vice President (since January 2004) and
Vice President & Secretary     General Counsel (since February 2002) of the
(since 2001)                   Manager; General Counsel and a director (since
Age: 56                        November 2001) of the Distributor; General
                               Counsel (since November 2001) of Centennial Asset
                               Management Corporation; Senior Vice President and
                               General Counsel (since November 2001) of
                               HarbourView Asset Management Corporation;
                               Secretary and General Counsel (since November
                               2001) of Oppenheimer Acquisition Corp.; Assistant
                               Secretary and a director (since October 1997) of OppenheimerFunds International Ltd. and
                               OppenheimerFunds plc; Vice President and a director (since November 2001) of Oppenheimer
                               Partnership Holdings, Inc.; a director (since
                               November 2001) of Oppenheimer Real Asset
                               Management, Inc.; Senior Vice President, General
                               Counsel and a director (since November 2001) of Shareholder Financial Services, Inc., Shareholder
                               Services, Inc., OFI Private Investments, Inc. and
                               OFI Trust Company; Vice President (since November
                               2001) of OppenheimerFunds Legacy Program; Senior
                               Vice President and General Counsel (since
                               November 2001) of OFI Institutional Asset
                               Management, Inc.; a director (since June 2003) of
                               OppenheimerFunds (Asia) Limited. Formerly Senior
                               Vice President (May 1985-December 2003), Acting
                               General Counsel (November 2001-February 2002) and
                               Associate General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985 November
                               2001), Shareholder Financial Services, Inc.
                               (November 1989-November 2001); and
                               OppenheimerFunds International Ltd. (October
                               1997-November 2001). An officer of 83 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,              Senior Vice President and Chief Compliance
Vice President (since 2004)    Officer (since March 2004) of the Manager; Vice
Age: 53                        President (since June 1983) of OppenheimerFunds
                               Distributor, Inc., Centennial Asset Management
                               Corporation and Shareholder Services, Inc.
                               Formerly (until February 2004) Vice President and
                               Director of Internal Audit of OppenheimerFunds,
                               Inc. An officer of 83 portfolios in the
                               OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                        66 | OPPENHEIMER HIGH YIELD FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         (a)  Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $38,000 in fiscal 2004 and $37,000 in fiscal 2003.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $5,525 in fiscal 2004 and $51,734 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $0 in fiscal 2004 and $7,370 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $0 in fiscal 2004 and $3,500 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $5,525 in fiscal 2004 and $62,604 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

 ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

         (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)